UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05968
JOHN HANCOCK MUNICIPAL SECURITIES TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended November 30, 2025:
  John Hancock High Yield Municipal Bond Fund
  John Hancock Municipal Opportunities Fund
  John Hancock Short Duration Municipal Opportunities Fund

John Hancock High Yield Municipal Bond Fund
Class A/JHTFX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class A/JHTFX)	$52	1.02%
Fund Statistics
Fund net assets	$397,485,558
Total number of portfolio holdings	377
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.2%
Revenue bonds	88.6%
Health care	22.3%
Education	18.3%
Development	14.7%
Other revenue	12.3%
Airport	7.6%
Tobacco	5.5%
Transportation	3.2%
Housing	2.7%
Pollution	1.0%
Facilities	0.7%
Water and sewer	0.3%
Corporate bonds	0.1%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026015

59SA-A

11/25

1/26

John Hancock High Yield Municipal Bond Fund

John Hancock High Yield Municipal Bond Fund
Class C/JCTFX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class C/JCTFX)	$90	1.77%
Fund Statistics
Fund net assets	$397,485,558
Total number of portfolio holdings	377
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.2%
Revenue bonds	88.6%
Health care	22.3%
Education	18.3%
Development	14.7%
Other revenue	12.3%
Airport	7.6%
Tobacco	5.5%
Transportation	3.2%
Housing	2.7%
Pollution	1.0%
Facilities	0.7%
Water and sewer	0.3%
Corporate bonds	0.1%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026015

59SA-C

11/25

1/26

John Hancock High Yield Municipal Bond Fund

John Hancock High Yield Municipal Bond Fund
Class I/JHYMX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class I/JHYMX)	$45	0.87%
Fund Statistics
Fund net assets	$397,485,558
Total number of portfolio holdings	377
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.2%
Revenue bonds	88.6%
Health care	22.3%
Education	18.3%
Development	14.7%
Other revenue	12.3%
Airport	7.6%
Tobacco	5.5%
Transportation	3.2%
Housing	2.7%
Pollution	1.0%
Facilities	0.7%
Water and sewer	0.3%
Corporate bonds	0.1%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026015

59SA-I

11/25

1/26

John Hancock High Yield Municipal Bond Fund

John Hancock High Yield Municipal Bond Fund
Class R6/JCTRX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class R6/JCTRX)	$40	0.79%
Fund Statistics
Fund net assets	$397,485,558
Total number of portfolio holdings	377
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.2%
Revenue bonds	88.6%
Health care	22.3%
Education	18.3%
Development	14.7%
Other revenue	12.3%
Airport	7.6%
Tobacco	5.5%
Transportation	3.2%
Housing	2.7%
Pollution	1.0%
Facilities	0.7%
Water and sewer	0.3%
Corporate bonds	0.1%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026015

59SA-R6

11/25

1/26

John Hancock High Yield Municipal Bond Fund

John Hancock Municipal Opportunities Fund
Class A/TAMBX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class A/TAMBX)	$38	0.74%
Fund Statistics
Fund net assets	$1,429,076,564
Total number of portfolio holdings	936
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	13.8%
Revenue bonds	83.9%
Other revenue	24.0%
Health care	18.4%
Education	9.6%
Development	8.7%
Airport	8.7%
Utilities	3.9%
Transportation	3.1%
Water and sewer	3.1%
Housing	2.7%
Pollution	1.0%
Tobacco	0.5%
Facilities	0.2%
Closed-end funds	0.2%
Corporate bonds	0.2%
Short-term investments and other	1.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5039539
52SA-A
11/25
1/26
John Hancock Municipal Opportunities Fund

John Hancock Municipal Opportunities Fund
Class C/TBMBX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class C/TBMBX)	$76	1.49%
Fund Statistics
Fund net assets	$1,429,076,564
Total number of portfolio holdings	936
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	13.8%
Revenue bonds	83.9%
Other revenue	24.0%
Health care	18.4%
Education	9.6%
Development	8.7%
Airport	8.7%
Utilities	3.9%
Transportation	3.1%
Water and sewer	3.1%
Housing	2.7%
Pollution	1.0%
Tobacco	0.5%
Facilities	0.2%
Closed-end funds	0.2%
Corporate bonds	0.2%
Short-term investments and other	1.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5039539

52SA-C

11/25

1/26

John Hancock Municipal Opportunities Fund

John Hancock Municipal Opportunities Fund
Class I/JTBDX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class I/JTBDX)	$30	0.59%
Fund Statistics
Fund net assets	$1,429,076,564
Total number of portfolio holdings	936
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	13.8%
Revenue bonds	83.9%
Other revenue	24.0%
Health care	18.4%
Education	9.6%
Development	8.7%
Airport	8.7%
Utilities	3.9%
Transportation	3.1%
Water and sewer	3.1%
Housing	2.7%
Pollution	1.0%
Tobacco	0.5%
Facilities	0.2%
Closed-end funds	0.2%
Corporate bonds	0.2%
Short-term investments and other	1.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5039539

52SA-I

11/25

1/26

John Hancock Municipal Opportunities Fund

John Hancock Municipal Opportunities Fund
Class R6/JTMRX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class R6/JTMRX)	$27	0.52%
Fund Statistics
Fund net assets	$1,429,076,564
Total number of portfolio holdings	936
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	13.8%
Revenue bonds	83.9%
Other revenue	24.0%
Health care	18.4%
Education	9.6%
Development	8.7%
Airport	8.7%
Utilities	3.9%
Transportation	3.1%
Water and sewer	3.1%
Housing	2.7%
Pollution	1.0%
Tobacco	0.5%
Facilities	0.2%
Closed-end funds	0.2%
Corporate bonds	0.2%
Short-term investments and other	1.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5039539

52SA-R6

11/25

1/26

John Hancock Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund
Class A/JHSFX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class A/JHSFX)	$32	0.62%
Fund Statistics
Fund net assets	$93,926,497
Total number of portfolio holdings	234
Portfolio turnover rate	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.2%
Revenue bonds	73.7%
Other revenue	21.8%
Airport	11.4%
Development	11.1%
Health care	8.6%
Housing	5.8%
Education	5.5%
Utilities	4.4%
Pollution	2.9%
Water and sewer	1.6%
Transportation	0.6%
Corporate bonds	0.1%
Short-term investments and other	12.0%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5026022
489SA-A
11/25
1/26
John Hancock Short Duration Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund
Class C/JHSHX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class C/JHSHX)	$70	1.37%
Fund Statistics
Fund net assets	$93,926,497
Total number of portfolio holdings	234
Portfolio turnover rate	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.2%
Revenue bonds	73.7%
Other revenue	21.8%
Airport	11.4%
Development	11.1%
Health care	8.6%
Housing	5.8%
Education	5.5%
Utilities	4.4%
Pollution	2.9%
Water and sewer	1.6%
Transportation	0.6%
Corporate bonds	0.1%
Short-term investments and other	12.0%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026022

489SA-C

11/25

1/26

John Hancock Short Duration Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund
Class I/JHSJX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class I/JHSJX)	$24	0.47%
Fund Statistics
Fund net assets	$93,926,497
Total number of portfolio holdings	234
Portfolio turnover rate	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.2%
Revenue bonds	73.7%
Other revenue	21.8%
Airport	11.4%
Development	11.1%
Health care	8.6%
Housing	5.8%
Education	5.5%
Utilities	4.4%
Pollution	2.9%
Water and sewer	1.6%
Transportation	0.6%
Corporate bonds	0.1%
Short-term investments and other	12.0%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026022

489SA-I

11/25

1/26

John Hancock Short Duration Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund
Class R6/JHSKX
Semiannual SHAREHOLDER REPORT | November 30, 2025
This semiannual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class R6/JHSKX)	$20	0.39%
Fund Statistics
Fund net assets	$93,926,497
Total number of portfolio holdings	234
Portfolio turnover rate	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.2%
Revenue bonds	73.7%
Other revenue	21.8%
Airport	11.4%
Development	11.1%
Health care	8.6%
Housing	5.8%
Education	5.5%
Utilities	4.4%
Pollution	2.9%
Water and sewer	1.6%
Transportation	0.6%
Corporate bonds	0.1%
Short-term investments and other	12.0%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5026022

489SA-R6

11/25

1/26

John Hancock Short Duration Municipal Opportunities Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended November 30, 2025 for the following funds:

  John Hancock High Yield Municipal Bond Fund

  John Hancock Municipal Opportunities Fund

  John Hancock Short Duration Municipal Opportunities Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
High Yield Municipal Bond Fund
Fixed income
November 30, 2025

John Hancock
High Yield Municipal Bond Fund

2	Fund’s investments
24	Financial statements
27	Financial highlights
31	Notes to financial statements
39	Shareholder meeting
40	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |

Fund’s investments
AS OF 11-30-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 108.8%				$432,590,202
(Cost $435,007,739)
Alabama 2.6%				10,253,282
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	2,000,000	2,044,381
Black Belt Energy Gas District Gas Project, Series C (A)	5.500	11-01-56	5,000,000	5,300,359
Mobile County Industrial Development Authority AM/NS Calvert LLC Project, Series A, AMT	5.000	06-01-54	3,000,000	2,908,542
Alaska 0.3%				1,259,029
Northern Tobacco Securitization Corp. Series A, Class 1	4.000	06-01-50	1,500,000	1,259,029
Arizona 2.9%				11,371,495
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.250	07-01-53	685,000	643,597
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	2,270,000	1,827,089
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-41	1,000,000	969,507
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-56	1,290,000	1,105,824
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	750,000	750,274
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project (A)	4.000	07-01-61	1,000,000	737,218
Maricopa County Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	6.000	07-01-52	375,000	378,213
Maricopa County Industrial Development Authority Valley Christian Schools Project, Series A (A)	6.250	07-01-53	560,000	545,936
Maricopa County Pollution Control Corp. El Paso Electric Company Palo Verde Project, Series A	4.500	08-01-42	1,000,000	999,970
Sierra Vista Industrial Development Authority American Leadership Academy Project (A)	5.000	06-15-54	1,220,000	1,097,758
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	1,500,000	1,539,087
The Industrial Development Authority of the County of Pima American Leadership Academy (A)	4.000	06-15-51	1,000,000	777,022
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
Arkansas 0.3%				$1,076,313
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	1,000,000	1,076,313
California 11.3%				44,965,820
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	500,000	385,562
California Community Housing Agency Exchange at Bayfront Apartments, Series A-1 (A)	3.000	02-01-57	450,000	277,983
California County Tobacco Securitization Agency Series B-2 (B)	5.443	06-01-55	7,125,000	1,458,452
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	3,250,000	2,562,500
California Municipal Finance Authority NorthBay Healthcare Group	5.000	11-01-44	295,000	291,183
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-47	565,000	565,496
California Municipal Finance Authority Turning Point Schools (A)	5.250	06-01-44	1,000,000	950,838
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.200	06-15-54	700,000	734,951
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	1,050,000	1,107,393
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-51	250,000	223,374
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	615,410
California Public Finance Authority Laverne Elementary Preparatory Academy Project, Series A (A)	6.000	06-15-65	1,000,000	1,018,111
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	700,000	602,670
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	1,031,107
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	750,000	751,113
California Statewide Financing Authority Tobacco Securitization Program, Series C (A)(B)	9.016	06-01-55	8,000,000	603,911
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	938,551
City of Oroville Oroville Hospital	5.250	04-01-54	705,000	521,063
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-49	585,000	599,726
3	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	1,000,000	$715,851
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (A)	3.500	10-01-46	995,000	860,286
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	415,008
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (A)	3.125	07-01-56	1,000,000	651,478
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,500,000	1,021,089
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	1,490,000	1,337,171
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (A)	4.000	07-01-56	400,000	309,252
Golden State Tobacco Securitization Corp. Series A-1	3.714	06-01-41	1,500,000	1,175,842
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.584	06-01-66	7,850,000	841,630
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	6.954	06-01-36	3,400,000	1,660,972
Kaweah Delta Health Care District Guild Series B	4.000	06-01-37	10,000	9,444
River Islands Public Financing Authority Community Facilities District No. 2023-1	4.500	09-01-44	500,000	482,758
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.500	09-01-48	1,000,000	1,037,978
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (C)	4.000	08-01-37	1,885,000	1,937,506
San Francisco City & County Airport Commission Series A, AMT (C)	5.250	05-01-49	15,025,000	15,778,073
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,470,000	1,492,088
Colorado 6.4%				25,374,048
Aerotropolis Regional Transportation Authority Special Revenue	4.250	12-01-41	1,000,000	897,636
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	2,000,000	2,021,578
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series A (A)	6.000	07-01-55	1,430,000	1,446,892
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	1,575,000	1,429,228
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	1,500,000	1,493,499
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,265,000	1,285,532
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	$1,011,878
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	730,000	748,018
Lafferty Canyon Metropolitan District Series A, GO	5.625	12-01-55	1,440,000	1,453,778
Orchard Park Place South Metropolitan District, GO (A)	6.000	12-01-54	1,775,000	1,782,858
Pinery Commercial Metropolitan District No. 2 Colorado Special Revenue	5.750	12-01-54	500,000	504,019
Platte River Metropolitan District Series A, GO (A)	6.500	08-01-53	414,000	422,954
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	1,000,000	949,741
Rampart Range Metropolitan District No. 5	4.000	12-01-51	1,500,000	1,252,103
Sky Ranch Community Authority Board Series A	5.750	12-01-52	1,600,000	1,622,907
Sky Ranch Community Authority Board Series B, GO	6.500	12-15-54	550,000	551,141
St. Vrain Lakes Metropolitan District No. 4 Series A, GO (0.000% to 12-1-30, then 6.750% thereafter) (A)	0.000	09-20-54	1,500,000	1,058,086
Sterling Ranch Community Authority Board Special Improvement District No. 1	5.625	12-01-43	852,000	875,158
Vermilion Creek Metropolitan District No. 3 Series A, GO	5.875	12-01-55	2,550,000	2,617,287
Village Metropolitan District Series A, GO	5.750	12-01-55	1,000,000	1,009,115
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (B)	7.943	12-01-37	1,066,667	420,530
West Meadow Metropolitan District Series A, GO (A)	6.000	12-01-38	500,000	520,110
Connecticut 1.2%				4,700,783
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	500,000	492,328
Great Pond Improvement District Great Pond Phase 1 Project (A)	4.750	10-01-48	925,000	881,687
Stamford Housing Authority Mozaic Concierge Living Project, Series A	6.250	10-01-60	1,500,000	1,500,927
Town of Hamden Whitney Center Project	5.000	01-01-50	2,060,000	1,825,841
Delaware 0.2%				741,410
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	3.000	06-01-32	450,000	411,975
5	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Delaware (continued)
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	390,000	$329,435
District of Columbia 3.8%				14,917,460
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (D)	6.500	10-01-41	3,000,000	3,093,566
Metropolitan Washington District of Columbia Airports Authority Series A, AMT (C)	5.250	10-01-49	11,320,000	11,823,894
Florida 9.3%				37,095,313
Alachua County Health Facilities Authority Oak Hammock at the University of Florida Project, Series A	5.750	10-01-53	3,000,000	3,133,200
Braddock Lakes Community Development District Series 2025	5.550	05-01-45	1,000,000	1,001,092
Capital Projects Finance Authority Kissimmee Charter Academy Project (A)	6.625	06-15-59	890,000	912,350
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (A)	5.000	06-15-64	1,890,000	1,697,751
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	310,000	323,318
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.625	06-15-44	250,000	253,091
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	6.000	06-15-54	795,000	805,858
Capital Trust Authority The Classical Academy of Sarasota Project, Series A (A)	5.250	07-01-54	500,000	458,857
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	1,800,000	1,508,431
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	636,743
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	900,000	705,290
City of Venice Village on the Isle Project, Series A (A)	5.500	01-01-55	1,000,000	980,040
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-49	950,000	792,025
County of Okaloosa Air Force Enlisted Village, Inc. Project (A)	5.750	05-15-55	1,000,000	1,015,719
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Escambia County Health Facilities Authority Baptist Hospital, Inc., Series A	4.000	08-15-50	1,640,000	$1,408,805
Firethorn Community Development District Assessment Area One	5.600	05-01-55	1,000,000	1,000,909
Florida Development Finance Corp. River City Science Academy	5.000	07-01-57	450,000	426,712
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	4.450	07-01-37	1,000,000	1,005,179
Florida Higher Educational Facilities Financing Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	750,000	655,698
Florida Higher Educational Facilities Financing Authority Keiser University Project (A)	6.000	07-01-45	2,850,000	2,851,387
Florida Local Government Finance Commission BridgePrep Academy Project, Series A (A)	6.000	06-15-45	2,000,000	2,048,276
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series A (A)	6.750	11-15-55	2,000,000	2,088,457
Greater Orlando Aviation Authority United Airlines, Inc. Project, AMT	5.500	11-01-37	1,000,000	1,077,836
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	868,094
Kingston One Community Development District 2025 Project Area	5.750	05-01-45	1,250,000	1,288,587
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project, Phase 2	4.000	05-01-51	925,000	755,773
Middleton Community Development District A Special Assessment Revenue	4.550	05-01-44	550,000	533,590
Middleton Community Development District A Special Assessment Revenue	4.750	05-01-55	200,000	189,482
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	995,000	1,041,285
Ormond Crossings West Community Development District Master Infrastructure Project	5.750	11-01-47	750,000	750,788
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-47	1,000,000	1,010,699
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	655,000	603,511
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(E)	5.875	01-01-33	950,000	256,500
Portico Community Development District Series 1	3.200	05-01-31	995,000	960,265
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-41	385,000	336,902
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-46	800,000	642,018
7	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	1,400,000	$1,070,795
Georgia 0.5%				2,016,137
Savannah Georgia Convention Center Authority Convention Center Hotel, Second Tier, Series B (A)	6.000	06-01-50	1,000,000	998,167
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.200	06-15-33	500,000	512,258
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.700	06-15-38	500,000	505,712
Idaho 0.6%				2,288,388
Avimor Community Infrastructure District No. 1 Assessment Area 5 (A)	5.875	09-01-53	851,000	876,240
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	1,400,000	1,412,148
Illinois 4.8%				19,048,637
Chicago Board of Education Series A, GO	5.750	12-01-50	1,250,000	1,222,429
Chicago Board of Education Series A, GO	6.250	12-01-50	2,850,000	2,920,188
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	448,991
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,019,824
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,128,030
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	500,000	531,363
Illinois Finance Authority Goodman Theatre Project, Series A (A)	6.000	10-01-45	1,000,000	1,019,383
Illinois Finance Authority Goodman Theatre Project, Series A (A)	6.125	10-01-50	1,000,000	1,017,178
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	750,000	852,845
Illinois Finance Authority Music and Dance Theater Chicago (A)	6.000	10-01-50	1,800,000	1,803,593
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-49	550,000	535,583
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,085,000	1,077,851
Upper Illinois River Valley Development Authority Elgin Math & Science Academy Charter School Project, Series A (A)	5.750	03-01-53	1,000,000	979,270
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	2,000,000	$1,791,406
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	1,500,000	1,483,463
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series B (A)	5.750	12-01-43	1,200,000	1,217,240
Indiana 2.2%				8,830,521
City of Valparaiso Pratt Paper LLC Project, AMT (A)	5.000	01-01-54	500,000	496,159
Indiana Finance Authority Global Preparatory Academy Project, Series A (A)	6.375	10-15-60	1,140,000	1,139,002
Indiana Finance Authority Greenwood Village South Project, Series A	5.750	05-15-60	1,850,000	1,871,560
Indiana Finance Authority Marquette Project, Series A	5.125	03-01-45	1,000,000	1,005,304
Indiana Finance Authority Polyflow Industry Project, AMT (A)(E)	7.000	03-01-39	2,830,000	141,500
Indiana Finance Authority Student Housing Project, Series A	5.250	07-01-64	750,000	760,228
Indiana Finance Authority The Methodist Hospitals, Inc., Series A	5.500	09-15-44	1,420,000	1,477,291
Indiana Finance Authority Tippecanoe LLC Student Housing Project, Series A	5.375	06-01-64	1,000,000	1,013,135
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	880,000	926,342
Iowa 0.8%				3,314,599
Iowa Finance Authority Lifespace Communities, Inc., Series A	4.000	05-15-53	2,000,000	1,576,590
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,080,000	1,017,523
Iowa Tobacco Settlement Authority Series B-2 (B)	4.857	06-01-65	4,820,000	720,486
Kansas 1.1%				4,551,795
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	2,575,000	2,577,632
Wyandotte County-Kansas City Unified Government Village East Project Areas 2B (A)	5.250	09-01-35	1,960,000	1,974,163
9	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Louisiana 0.5%				$2,091,188
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	1,000,000	992,151
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,099,037
Maine 0.2%				672,054
Finance Authority of Maine Casella Waste System, Inc. Project, Series R-3, AMT (A)	5.000	08-01-35	650,000	672,054
Maryland 0.3%				1,143,178
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	750,000	701,323
County of Prince George’s Collington Episcopal Life	5.250	04-01-47	210,000	189,508
Maryland Health & Higher Educational Facilities Authority Monocacy Montessori Communities (A)	5.875	07-01-43	250,000	252,347
Massachusetts 1.8%				7,174,540
Massachusetts Development Finance Agency Care Communities LLC Obligated Group, Series A-1 (A)	6.500	07-15-60	2,850,000	2,849,885
Massachusetts Development Finance Agency Gingercare Living Issue, Series A (A)	5.875	12-01-60	1,850,000	1,703,146
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	250,152
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-44	500,000	495,747
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-54	1,200,000	1,143,023
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-60	780,000	732,587
Michigan 1.6%				6,317,417
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series A (F)	6.125	11-01-60	2,500,000	2,487,566
Michigan Finance Authority Capital Appreciation Tobacco Settlement, Series B-2, Class 2 (B)	5.858	06-01-65	15,000,000	1,532,012
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	866,786
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-51	750,000	579,880
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	851,173
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
Minnesota 0.5%				$2,020,998
City of Apple Valley PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase III Project, Series A	5.625	09-01-65	1,000,000	1,013,761
City of Shakopee Senior Housing Revenue Benedictine Senior Living Obligated Group, Windermere Way Project	5.875	11-01-65	1,000,000	1,007,237
Mississippi 0.4%				1,469,008
City of Gulfport Memorial Hospital at Gulfport Project	5.500	07-01-50	1,400,000	1,469,008
Missouri 1.0%				4,053,700
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-46	1,000,000	978,727
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-54	650,000	615,406
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	500,000	508,185
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-46	1,255,000	1,150,275
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	800,000	801,107
Montana 0.2%				595,676
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	800,000	595,676
Nevada 0.1%				512,493
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	700,000	512,493
New Hampshire 3.4%				13,557,016
New Hampshire Business Finance Authority Bridgeland Water & Utility District (A)	5.375	12-15-35	3,000,000	2,997,219
New Hampshire Business Finance Authority Grand Pines Project (A)	5.625	06-01-39	1,523,000	1,519,065
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(B)	7.029	12-15-32	2,000,000	1,231,017
New Hampshire Business Finance Authority Megatel Projects (A)(B)	6.065	12-15-33	3,000,000	1,855,634
New Hampshire Business Finance Authority Princeton Area Project (A)	5.500	12-01-30	802,000	800,804
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	500,000	409,888
New Hampshire Business Finance Authority Silverado Project (A)	5.000	12-01-28	1,495,000	1,493,438
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	922,753
11	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New Hampshire (continued)
New Hampshire Business Finance Authority The Wildflower Project (A)(B)	6.195	12-15-33	3,800,000	$2,327,198
New Jersey 1.0%				3,901,461
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (A)	6.625	01-01-45	3,000,000	3,114,734
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	440,000	382,941
The Passaic County Improvement Authority Paterson Charter School for Science & Technology, Inc.	5.000	07-01-44	400,000	403,786
New York 9.6%				38,312,202
Albany Capital Resource Corp. KIPP Capital Region Public Charter Schools Project	4.500	06-01-44	125,000	118,399
Build NYC Resource Corp. Bold Charter School Project (A)	6.000	07-01-60	1,500,000	1,507,946
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	1,000,000	880,464
Build NYC Resource Corp. South Bronx Charter School for International Culture and the Arts Project, Series A (A)	7.000	04-15-53	750,000	766,583
City of New York Series G-1, GO (C)	5.250	02-01-53	20,000,000	21,032,438
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	1,550,000	1,482,786
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	10.050	06-01-60	15,000,000	525,122
Nassau County Tobacco Settlement Corp. Series D (B)	8.392	06-01-60	12,000,000	714,569
New York Counties Tobacco Trust IV Series F (B)	9.105	06-01-60	17,000,000	804,675
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-2, AMT (A)	5.125	09-01-50	1,000,000	1,042,886
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	1,000,000	942,297
New York Transportation Development Corp. John F. Kennedy International Airport New Terminal One Project, AMT	6.000	06-30-59	1,000,000	1,062,538
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	448,142
Oneida Indian Nation of New York Series A (A)	7.250	09-01-34	930,000	947,048
Oneida Indian Nation of New York Series B (A)	6.000	09-01-43	250,000	269,419
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Riverhead Industrial Development Agency Riverhead Charter School Project	5.000	08-01-40	1,885,000	$1,967,303
Suffolk Regional Off-Track Betting Corp.	6.000	12-01-53	500,000	507,534
Ulster County Capital Resource Corp. Woodland Pond at New Paltz Project (A)	5.875	09-15-59	1,000,000	989,142
Westchester County Local Development Corp. The Knolls Project, Series A	5.125	07-01-55	300,000	242,589
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project (D)	5.000	11-01-51	1,025,000	1,049,844
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project	6.250	11-01-52	1,000,000	1,010,478
North Carolina 0.4%				1,658,489
North Carolina Medical Care Commission Penick Village Project, Series A	5.500	09-01-54	1,665,000	1,658,489
Ohio 5.4%				21,653,062
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	1,770,000	1,258,358
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,550,000	1,345,959
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	6,215,000	5,233,416
Buckeye Tobacco Settlement Financing Authority Series B-3, Class 2 (B)	7.916	06-01-57	15,000,000	1,313,922
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	2,680,000	2,634,002
County of Lucas Promedica Healthcare, Series B	4.000	11-15-45	1,160,000	1,006,067
County of Montgomery Solvita Project	5.250	09-01-54	1,000,000	1,026,724
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-32	375,000	401,803
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-44	500,000	506,786
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-60	605,000	598,900
Greene County Port Authority Community First Solutions Obligated Group, Series B	5.000	05-15-55	1,000,000	959,258
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	1,000,000	934,832
Ohio Higher Educational Facility Commission Otterbein University 2022 Project	4.000	12-01-46	400,000	338,602
13	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Port of Greater Cincinnati Development Authority Gallery at Kenwood - Cooperative Township Public Parking Project	5.000	11-01-51	2,160,000	$2,153,587
Port of Greater Cincinnati Development Authority RBM Phase 3 Garage Project	5.125	12-01-55	1,000,000	976,526
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	964,320
Oklahoma 0.8%				2,980,087
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	1,000,000	1,003,888
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	965,000	853,653
Tulsa Municipal Airport Trust American Airlines, Inc. Project, AMT	6.250	12-01-40	1,000,000	1,122,546
Oregon 0.8%				3,193,177
Clackamas County Hospital Facility Authority Mary’s Woods at Marylhurst, Inc. Project, Series A	5.000	05-15-38	220,000	220,983
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	5.625	06-15-55	710,000	702,806
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	6.000	06-15-65	1,000,000	1,013,920
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-40	325,000	331,151
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	975,000	924,317
Pennsylvania 3.9%				15,348,447
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.500	06-15-38	600,000	628,451
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	6.000	06-15-53	500,000	514,900
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	5.000	05-01-42	1,450,000	1,484,602
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	5.500	05-01-32	750,000	810,959
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	6.000	05-01-42	1,000,000	1,080,118
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	3,030,000	$2,554,806
Berks County Municipal Authority Tower Health Project, Series A-3	5.000	06-30-39	679,000	611,129
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	1,091,000	884,074
Berks County Municipal Authority Tower Health Project, Series B-2 (0.000% to 11-15-29, then 8.000% thereafter)	0.000	06-30-44	1,216,000	619,756
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	350,000	305,341
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	1,000,000	993,323
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	150,000	149,234
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-46	1,445,000	1,240,126
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-51	1,000,000	818,894
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project, Series B-1	5.250	07-01-49	1,000,000	1,005,181
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	594,883
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	1,400,000	1,052,670
Puerto Rico 1.5%				5,943,535
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.485	11-01-43	3,075,117	1,968,075
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	1,550,000	1,431,396
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	1,615	1,435
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.313	07-01-46	2,475,000	839,643
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.520	07-01-51	3,450,000	855,394
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	847,592
South Carolina 1.7%				6,660,542
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.750	11-15-54	1,375,000	1,425,556
15	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority Bishop Gadsden Episcopal Retirement Community (F)	5.250	04-01-51	360,000	$359,668
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.750	09-01-55	1,960,000	2,008,210
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.250	06-01-40	1,000,000	110,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.500	06-01-51	4,000,000	440,000
South Carolina Jobs-Economic Development Authority Lowcountry Leadership Charter School Project, Series A (A)	5.000	12-01-49	2,000,000	1,865,697
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-44	465,000	441,409
South Carolina Jobs-Economic Development Authority Still Hopes Episcopal Retirement Community	4.500	04-01-37	10,000	10,002
Texas 7.1%				28,337,007
Arlington Higher Education Finance Corp. Basis Texas Charter Schools (A)	5.875	06-15-65	1,900,000	1,923,500
Arlington Higher Education Finance Corp. Magellan International School (A)	6.250	06-01-52	1,000,000	1,010,364
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	947,441
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	10.000	06-01-42	1,874,737	271,837
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	12.000	06-01-43	937,369	135,918
Brazoria County Industrial Development Corp. Gladieux Metals Recycling LLC Project, AMT (E)	7.000	03-01-39	1,255,000	181,975
Brazoria County Industrial Development Corp. Gladieux Metals Recycling LLC Project, AMT (A)(E)	8.500	03-01-39	1,900,000	275,500
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	909,266
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	6.625	07-15-38	800,000	800,544
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	1,850,000	$2,001,045
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	1,100,000	1,131,151
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	5.125	09-01-45	500,000	490,971
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	5.375	09-01-55	640,000	632,972
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.000	06-15-34	325,000	321,207
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.750	06-15-44	575,000	545,032
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	6.000	06-15-54	450,000	418,426
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	1,000,000	1,001,214
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Project	5.000	01-01-37	150,000	150,052
Houston Higher Education Finance Corp. Houston Christian University Project	5.125	10-01-51	195,000	185,205
Houston Higher Education Finance Corp. Houston Christian University Project	5.250	10-01-54	370,000	355,610
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	2.500	09-01-41	50,000	36,754
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	3.000	09-01-47	50,000	35,677
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	417,701
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	6.750	07-01-44	305,000	312,299
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	7.125	07-01-56	200,000	203,813
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	1,150,000	1,168,959
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.250	01-01-42	1,000,000	955,938
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.500	01-01-57	1,000,000	895,255
17	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. Series A	5.500	10-01-35	600,000	$630,456
New Hope Cultural Education Facilities Finance Corp. Series A	6.250	10-01-45	1,000,000	1,039,748
New Hope Cultural Education Facilities Finance Corp. Series A	6.500	10-01-60	890,000	918,651
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.750	01-01-36	1,000,000	821,983
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	500,000	366,885
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	1,000,000	931,528
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.125	01-01-44	500,000	486,642
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	700,000	702,584
Red River Education Finance Corp. Houston Baptist University Project	5.500	10-01-46	3,850,000	3,852,753
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	615,000	483,165
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	380,000	386,986
Utah 1.4%				5,691,547
Mida Cormont Public Infrastructure District Series A-1, GO (A)	6.250	06-01-55	1,000,000	1,052,965
Mida Cormont Public Infrastructure District Series A-2, GO (0.000% to 6-1-29, then 6.750% thereafter) (A)	0.000	06-01-55	1,500,000	1,274,950
Mida Mountain Village Public Infrastructure District Series 2 (A)	6.000	06-15-54	500,000	515,033
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	300,000	296,487
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area No. 1	5.750	12-01-44	2,000,000	2,046,190
Wood Ranch Public Infrastructure District Assessment Area No. 1 (A)	5.625	12-01-53	500,000	505,922
Vermont 0.3%				1,276,275
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	30,000	25,142
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
Vermont (continued)
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,320,000	$1,251,133
Virgin Islands 0.5%				2,056,007
Virgin Islands Public Finance Authority Frenchman’s Reef Hotel Development, Series A (A)	6.000	04-01-53	2,000,000	2,056,007
Virginia 1.8%				7,260,844
Tobacco Settlement Financing Corp. Series B1	5.000	06-01-47	3,000,000	2,486,357
Tobacco Settlement Financing Corp. Series D (B)	6.552	06-01-47	4,000,000	1,001,981
Virginia College Building Authority Regent University Project	4.000	06-01-46	1,755,000	1,517,125
Virginia College Building Authority Regent University Project	6.000	06-01-50	1,000,000	1,067,786
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	07-01-39	1,210,000	1,187,595
Washington 2.7%				10,836,018
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	7.000	12-01-60	1,500,000	1,537,882
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-54	1,000,000	1,029,971
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	669,087
Washington State Housing Finance Commission Bayview Manor II Project, Series A (A)	6.000	07-01-60	1,000,000	1,022,179
Washington State Housing Finance Commission Bayview Manor Project (A)	6.000	07-01-59	1,500,000	1,533,269
Washington State Housing Finance Commission Horizon House Project, Series A (F)	6.250	01-01-56	3,000,000	2,992,059
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series A (A)	5.875	01-01-59	1,000,000	972,367
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.250	07-01-59	1,000,000	1,079,204
West Virginia 0.4%				1,692,350
County of Ohio The Highlands Project	5.250	06-01-53	1,680,000	1,692,350
Wisconsin 11.2%				44,376,854
Public Finance Authority A Challenge Foundation Academy (A)	7.000	07-01-58	1,030,000	1,047,587
Public Finance Authority AFCO Airport Real Estate Group, AMT	5.500	07-01-38	250,000	266,789
Public Finance Authority Alpha Ranch Project, GO (A)(B)	6.028	12-15-38	2,065,000	951,844
19	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.500	06-01-55	305,000	$311,189
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	400,000	394,491
Public Finance Authority Cincinnati Classical Academy, Series A (A)	6.000	06-15-64	1,000,000	985,103
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	863,513
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	555,000	545,854
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-64	1,255,000	1,211,306
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)	6.625	07-01-53	250,000	258,544
Public Finance Authority Friends Homes (A)	5.000	09-01-49	1,000,000	955,812
Public Finance Authority Gardner-Webb University (A)	5.000	07-01-31	1,000,000	991,389
Public Finance Authority Georgia SR 400 Express Lanes Project, AMT	5.750	12-31-65	2,000,000	2,074,057
Public Finance Authority Georgia SR 400 Express Lanes Project, AMT	6.500	12-31-65	4,000,000	4,422,447
Public Finance Authority Heritage Bend Project (A)(B)	7.105	12-15-42	9,500,000	2,899,881
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-52	1,000,000	948,817
Public Finance Authority McLemore Hotel (A)	4.500	06-01-56	1,000,000	700,000
Public Finance Authority Midtown Project (A)(B)	5.900	12-15-34	2,150,000	1,270,875
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	5.500	09-01-30	400,000	418,314
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	700,000	725,086
Public Finance Authority Northspur Project (A)(B)	6.290	12-15-32	3,000,000	1,940,204
Public Finance Authority Revolution Academy, Series A (A)	6.250	10-01-53	1,000,000	1,019,493
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	490,000	432,682
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	10,000	10,677
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	780,000	$617,913
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	20,000	21,354
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	2,000,000	1,761,071
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	2,000,000	1,661,668
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	225,000	210,341
Public Finance Authority Town of Scarborough - The Downs Project	5.000	08-01-39	1,550,000	1,575,553
Public Finance Authority Two Step Project (A)(B)	6.027	12-15-34	2,550,000	1,490,836
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	374,731
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	208,656
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,297,250
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	500,000	390,913
Public Finance Authority Viticus Group Project, Series A (A)	6.500	12-01-55	1,400,000	1,422,704
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.125	04-01-57	900,000	782,541
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.000	07-01-60	1,850,000	1,864,782
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.625	07-01-60	1,500,000	1,564,202
Wisconsin Health & Educational Facilities Authority Dickson Hollow Phase II Project	6.125	10-01-59	1,000,000	1,036,156
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	750,000	487,515
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	1,500,000	937,299

Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	5.750	08-15-59	1,000,000	1,025,415
21	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 0.1%				$224,761
(Cost $1,772,424)
Materials 0.1%				224,761
Paper and forest products 0.1%
Domtar Corp. (A)	6.750	10-01-28	281,000	224,761

	Yield (%)	Shares	Value
Short-term investments 0.1%			$592,523
(Cost $592,511)
Short-term funds 0.1%
John Hancock Collateral Trust (G)	3.9009(H)	59,234	592,523

Total investments (Cost $437,372,674) 109.0%			$433,407,486
Other assets and liabilities, net (9.0%)			(35,921,928)
Total net assets 100.0%			$397,485,558

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $169,859,065 or 42.7% of the fund’s net assets as of 11-30-25.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(E)	Non-income producing - Issuer is in default.
(F)	Security purchased or sold on a when-issued or delayed delivery basis.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 11-30-25.
At 11-30-25, the aggregate cost of investments for federal income tax purposes was $435,955,119. Net unrealized depreciation aggregated to $2,547,633, of which $11,002,403 related to gross unrealized appreciation and $13,550,036 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Corp.	1
TOTAL	1
The fund had the following portfolio composition as a percentage of total investments on 11-30-25:
General obligation bonds	11.2%
Revenue bonds	88.6%
Health care	22.3%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	22

Education	18.3%
Development	14.7%
Other revenue	12.3%
Airport	7.6%
Tobacco	5.5%
Transportation	3.2%
Housing	2.7%
Pollution	1.0%
Facilities	0.7%
Water and sewer	0.3%
Corporate bonds	0.1%
Short-term investments	0.1%
TOTAL	100.0%
23	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $436,780,163)	$432,814,963
Affiliated investments, at value (Cost $592,511)	592,523
Total investments, at value (Cost $437,372,674)	433,407,486
Cash	1,434,688
Interest receivable	6,716,573
Receivable for fund shares sold	837,839
Receivable from affiliates	7,229
Other assets	72,473
Total assets	442,476,288
Liabilities
Payable for floating rate interests issued	38,330,000
Distributions payable	57,394
Payable for delayed-delivery securities purchased	5,777,331
Payable for fund shares repurchased	684,064
Payable to affiliates
Accounting and legal services fees	12,504
Transfer agent fees	24,659
Distribution and service fees	9,091
Trustees’ fees	456
Other liabilities and accrued expenses	95,231
Total liabilities	44,990,730
Net assets	$397,485,558
Net assets consist of
Paid-in capital	$411,190,048
Total distributable earnings (loss)	(13,704,490)
Net assets	$397,485,558

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($168,341,177 ÷ 24,671,675 shares)[1]	$6.82
Class C ($11,283,653 ÷ 1,653,451 shares)[1]	$6.82
Class I ($202,961,554 ÷ 29,701,867 shares)	$6.83
Class R6 ($14,899,174 ÷ 2,178,663 shares)	$6.84
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$7.10

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	24

STATEMENT OF OPERATIONS For the six months ended 11-30-25 (unaudited)

Investment income
Interest	$11,337,823
Dividends from affiliated investments	84,755
Total investment income	11,422,578
Expenses
Investment management fees	900,160
Distribution and service fees	253,912
Interest expense	605,654
Accounting and legal services fees	34,907
Transfer agent fees	140,562
Trustees’ fees	3,993
Custodian fees	31,073
State registration fees	56,858
Printing and postage	12,764
Professional fees	36,418
Other	20,806
Total expenses	2,097,107
Less expense reductions	(365,798)
Net expenses	1,731,309
Net investment income	9,691,269
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(2,407,435)
Affiliated investments	(1,206)
(2,408,641)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	7,573,783
Affiliated investments	12
7,573,795
Net realized and unrealized gain	5,165,154
Increase in net assets from operations	$14,856,423
25	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-25 (unaudited)	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$9,691,269	$13,387,467
Net realized loss	(2,408,641)	(3,532,328)
Change in net unrealized appreciation (depreciation)	7,573,795	(5,288,481)
Increase in net assets resulting from operations	14,856,423	4,566,658
Distributions to shareholders
From earnings
Class A	(4,103,767)	(6,387,346)
Class C	(236,538)	(396,492)
Class I	(4,626,004)	(5,808,562)
Class R6	(379,648)	(491,614)
Total distributions	(9,345,957)	(13,084,014)
From fund share transactions	55,093,044	116,516,129
Total increase	60,603,510	107,998,773
Net assets
Beginning of period	336,882,048	228,883,275
End of period	$397,485,558	$336,882,048
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	26

Financial highlights
CLASS A SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$6.72	$6.83	$6.66	$7.23	$8.26	$7.32
Net investment income[2]	0.18	0.33	0.32	0.30	0.27	0.28
Net realized and unrealized gain (loss) on investments	0.09	(0.12)	0.15	(0.58)	(0.99)	0.94
Total from investment operations	0.27	0.21	0.47	(0.28)	(0.72)	1.22
Less distributions
From net investment income	(0.17)	(0.32)	(0.30)	(0.29)	(0.26)	(0.28)
From net realized gain	—	—	—	—	(0.05)	—
Total distributions	(0.17)	(0.32)	(0.30)	(0.29)	(0.31)	(0.28)
Net asset value, end of period	$6.82	$6.72	$6.83	$6.66	$7.23	$8.26
Total return (%)[3,4]	4.13[5]	2.94	7.30	(3.81)	(9.03)	16.83
Ratios and supplemental data
Net assets, end of period (in millions)	$168	$158	$118	$100	$112	$125
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	1.28[7]	1.13	1.03	1.05	0.96	1.03
Expenses including reductions[6]	1.02[7]	0.88	0.81	0.84	0.85	0.89
Net investment income	5.33[7]	4.66	4.76	4.50	3.32	3.48
Portfolio turnover (%)	15	34	22	33	42	34

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Includes interest expense of 0.34% (annualized), 0.18%, 0.06% and 0.05% for the periods ended 11-30-25, 5-31-25, 5-31-24 and 5-31-23, respectively.
[7]	Annualized.
27	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$6.72	$6.83	$6.66	$7.23	$8.26	$7.32
Net investment income[2]	0.15	0.27	0.27	0.25	0.21	0.22
Net realized and unrealized gain (loss) on investments	0.10	(0.11)	0.15	(0.58)	(0.99)	0.94
Total from investment operations	0.25	0.16	0.42	(0.33)	(0.78)	1.16
Less distributions
From net investment income	(0.15)	(0.27)	(0.25)	(0.24)	(0.20)	(0.22)
From net realized gain	—	—	—	—	(0.05)	—
Total distributions	(0.15)	(0.27)	(0.25)	(0.24)	(0.25)	(0.22)
Net asset value, end of period	$6.82	$6.72	$6.83	$6.66	$7.23	$8.26
Total return (%)[3,4]	3.74[5]	2.17	6.50	(4.53)	(9.71)	15.96
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$11	$10	$8	$10	$15
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	2.03[7]	1.88	1.78	1.80	1.71	1.78
Expenses including reductions[6]	1.77[7]	1.63	1.56	1.59	1.60	1.64
Net investment income	4.58[7]	3.90	4.01	3.75	2.55	2.75
Portfolio turnover (%)	15	34	22	33	42	34

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Includes interest expense of 0.34% (annualized), 0.18%, 0.06% and 0.05% for the periods ended 11-30-25, 5-31-25, 5-31-24 and 5-31-23, respectively.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	28

CLASS I SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$6.73	$6.84	$6.67	$7.24	$8.27	$7.33
Net investment income[2]	0.18	0.34	0.33	0.32	0.28	0.29
Net realized and unrealized gain (loss) on investments	0.10	(0.12)	0.15	(0.59)	(0.99)	0.94
Total from investment operations	0.28	0.22	0.48	(0.27)	(0.71)	1.23
Less distributions
From net investment income	(0.18)	(0.33)	(0.31)	(0.30)	(0.27)	(0.29)
From net realized gain	—	—	—	—	(0.05)	—
Total distributions	(0.18)	(0.33)	(0.31)	(0.30)	(0.32)	(0.29)
Net asset value, end of period	$6.83	$6.73	$6.84	$6.67	$7.24	$8.27
Total return (%)[3]	4.21[4]	3.09	7.45	(3.65)	(8.88)	16.99
Ratios and supplemental data
Net assets, end of period (in millions)	$203	$154	$94	$47	$21	$15
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	1.03[6]	0.88	0.78	0.80	0.71	0.78
Expenses including reductions[5]	0.87[6]	0.74	0.66	0.69	0.70	0.74
Net investment income	5.46[6]	4.82	4.90	4.68	3.48	3.62
Portfolio turnover (%)	15	34	22	33	42	34

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Includes interest expense of 0.34% (annualized), 0.18%, 0.06% and 0.05% for the periods ended 11-30-25, 5-31-25, 5-31-24 and 5-31-23, respectively.
[6]	Annualized.
29	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$6.74	$6.84	$6.68	$7.25	$8.28	$7.34
Net investment income[2]	0.19	0.34	0.33	0.32	0.28	0.29
Net realized and unrealized gain (loss) on investments	0.09	(0.11)	0.14	(0.59)	(0.99)	0.94
Total from investment operations	0.28	0.23	0.47	(0.27)	(0.71)	1.23
Less distributions
From net investment income	(0.18)	(0.33)	(0.31)	(0.30)	(0.27)	(0.29)
From net realized gain	—	—	—	—	(0.05)	—
Total distributions	(0.18)	(0.33)	(0.31)	(0.30)	(0.32)	(0.29)
Net asset value, end of period	$6.84	$6.74	$6.84	$6.68	$7.25	$8.28
Total return (%)[3]	4.24[4]	3.31	7.30	(3.62)	(8.83)	17.01
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$14	$8	$7	$4	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[5]	0.95[6]	0.82	0.77	0.78	0.68	0.75
Expenses including reductions[5]	0.79[6]	0.68	0.65	0.67	0.67	0.71
Net investment income	5.56[6]	4.89	4.92	4.69	3.53	3.66
Portfolio turnover (%)	15	34	22	33	42	34

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Includes interest expense of 0.34% (annualized), 0.18%, 0.06% and 0.05% for the periods ended 11-30-25, 5-31-25, 5-31-24 and 5-31-23, respectively.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	30

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of income that is largely exempt from federal income taxes. Under normal market conditions, the fund invests in medium-and lower-quality municipal securities. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
31	JOHN HANCOCK High Yield Municipal Bond Fund |

Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$432,590,202	—	$432,590,202	—
Corporate bonds	224,761	—	224,761	—
Short-term investments	592,523	$592,523	—	—
Total investments in securities	$433,407,486	$592,523	$432,814,963	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of November 30, 2025, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interest  - 1) floating rate interests (TOB floaters), which are sold to third party investors, and 2) residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term
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municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters have interest rates that generally reset weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB trust, as Interest expense on the Statement of operations.
At November 30, 2025, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$38,330,000
Interest rate (%)	2.81%
Collateral for TOB floaters outstanding	$50,571,911
For the six months ended November 30, 2025, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$38,253,388
Average interest rate (%)	3.16%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of November 30, 2025.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
33	JOHN HANCOCK High Yield Municipal Bond Fund |

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2025 were $1,069.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $2,251,982 and a long-term capital loss carryforward of $7,603,855 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
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Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.59% of the first $75 million of the fund’s average daily net assets, (b) 0.52% of the next $75 million of the fund’s average daily net assets, (c) 0.46% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.44% of the next $2 billion of the fund’s average daily net assets; and (e) 0.41% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.45% of average daily net assets attributable to the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
35	JOHN HANCOCK High Yield Municipal Bond Fund |

For the six months ended November 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$124,452
Class C	8,396
Class I	136,543
Class	Expense reduction
Class R6	$11,027
Total	$280,418

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2025, were equivalent to a net annual effective rate of 0.34% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $79,985 and $5,395 for Class A and Class C shares, respectively, for the six months ended November 30, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $24,182 for the six months ended November 30, 2025. Of this amount, $3,112 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $21,070 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2025, CDSCs received by the Distributor amounted to $31,211 and $685 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing
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recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$199,961	$64,782
Class C	53,951	4,370
Class I	—	71,005
Class R6	—	405
Total	$253,912	$140,562
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2025 and for the year ended May 31, 2025 were as follows:
	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,924,102	$26,417,954	9,145,569	$64,084,420
Distributions reinvested	591,700	3,970,372	878,615	6,158,409
Repurchased	(3,323,415)	(22,125,383)	(3,799,193)	(26,441,045)
Net increase	1,192,387	$8,262,943	6,224,991	$43,801,784
Class C shares
Sold	188,533	$1,273,517	488,213	$3,440,399
Distributions reinvested	35,089	235,430	56,431	395,767
Repurchased	(164,509)	(1,100,426)	(359,509)	(2,520,154)
Net increase	59,113	$408,521	185,135	$1,316,012
Class I shares
Sold	12,255,609	$82,321,735	15,604,619	$108,956,197
Distributions reinvested	657,005	4,417,854	790,051	5,540,353
Repurchased	(6,133,982)	(41,004,049)	(7,168,357)	(49,720,733)
Net increase	6,778,632	$45,735,540	9,226,313	$64,775,817
37	JOHN HANCOCK High Yield Municipal Bond Fund |

	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	613,522	$4,126,050	1,336,620	$9,378,477
Distributions reinvested	56,425	379,566	70,079	491,425
Repurchased	(570,296)	(3,819,576)	(465,126)	(3,247,386)
Net increase	99,651	$686,040	941,573	$6,622,516
Total net increase	8,129,783	$55,093,044	16,578,012	$116,516,129
Affiliates of the fund owned 7% of shares of Class R6 on November 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $116,698,667 and $57,802,599, respectively, for the six months ended November 30, 2025.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	59,234	$1,819,147	$63,385,925	$(64,611,355)	$(1,206)	$12	$84,755	—	$592,523
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
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SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal:  To elect five Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	154,975,754	4,742,533
Christine L. Hurtsellers	157,984,399	1,733,889
Kenneth J. Phelan	155,037,053	4,681,234
Thomas R. Wright	155,075,447	4,642,840

Non-Independent Trustee
Kristie M. Feinberg	157,805,143	1,913,144
39	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock High Yield Municipal Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27–29, 2025. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23–26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
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Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
41	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period ended December 31, 2024 and underperformed for the three-, five- and ten-year periods. The Board also noted that the fund outperformed its peer group median for the one- and five-year periods ended December 31, 2024 and underperformed for the three- and ten-year periods. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-, five- and ten-year periods and relative to the peer group median for the three- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an
| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	42

affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
43	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	44

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
45	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5026015	59SA 11/25
1/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Municipal Opportunities Fund
Fixed income
November 30, 2025

John Hancock
Municipal Opportunities Fund

2	Fund’s investments
50	Financial statements
53	Financial highlights
57	Notes to financial statements
65	Shareholder meeting
66	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |

Fund’s investments
AS OF 11-30-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.7%				$1,395,741,682
(Cost $1,367,053,712)
Alabama 5.0%				71,841,232
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	5,500,000	5,622,048
Baldwin County Industrial Development Authority Novelis Corp. Project, Series B, AMT (A)	4.625	06-01-55	1,900,000	1,913,042
Black Belt Energy Gas District Gas Project, Series A	5.250	05-01-56	4,250,000	4,392,131
Black Belt Energy Gas District Gas Project, Series C (A)	5.500	11-01-56	3,650,000	3,869,280
Black Belt Energy Gas District Gas Project, Series D-1	5.500	06-01-49	1,000,000	1,059,583
Black Belt Energy Gas District Gas Supply Revenue	4.000	06-01-51	2,000,000	2,061,281
City of Birmingham Birmingham Water Works Board (A)	3.750	09-01-26	2,215,000	2,214,973
Energy Southeast, a Cooperative District Series A	5.000	11-01-35	1,750,000	1,889,064
Energy Southeast, a Cooperative District Series B	5.000	09-01-33	4,250,000	4,406,346
Energy Southeast, a Cooperative District Series B	5.250	07-01-54	4,125,000	4,484,691
Phenix City Industrial Development Board MeadWestvaco Coated Board Project, Series A, AMT	4.125	05-15-35	4,550,000	4,483,072
Southeast Energy Authority, a Cooperative District Project No. 4, Series B-2 (Overnight SOFR + 1.790%) (B)	4.423	05-01-53	2,000,000	2,029,042
Southeast Energy Authority, a Cooperative District Series A	5.000	01-01-56	1,500,000	1,566,379
Southeast Energy Authority, a Cooperative District Series B	5.250	03-01-55	2,180,000	2,311,615
Southeast Energy Authority, a Cooperative District Series C	5.000	05-01-55	3,000,000	3,220,475
Southeast Energy Authority, a Cooperative District Series C	5.000	10-01-55	4,935,000	5,377,547
Southeast Energy Authority, a Cooperative District Series D	5.000	09-01-35	2,250,000	2,465,632
Southeast Energy Authority, a Cooperative District Series E	5.000	10-01-30	13,250,000	14,260,139
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	2

	Rate (%)	Maturity date	Par value^	Value
Alabama (continued)
Southeast Energy Authority, a Cooperative District Series F	5.250	11-01-55	3,800,000	$4,214,892
Alaska 0.3%				4,491,782
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,120,000	2,142,201
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-47	1,350,000	1,397,373
State of Alaska Series A, GO	5.000	08-01-35	810,000	952,208
Arizona 1.9%				27,557,565
Arizona Industrial Development Authority Academies of Math & Science Projects, Series A (A)	4.875	07-01-60	1,050,000	1,047,920
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	4.430	07-01-33	850,000	852,327
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.000	07-01-43	750,000	729,592
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,007,000
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	350,000	281,710
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	3,500,000	3,552,285
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	2,200,000	2,236,296
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (C)	5.500	07-01-28	1,000,000	1,071,941
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,025,000	2,975,050
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (A)	4.000	07-01-31	250,000	248,761
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (A)	5.500	09-01-32	840,000	851,155
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (A)	5.750	09-01-45	975,000	936,960
Maricopa County Industrial Development Authority HonorHealth, Series D	5.000	12-01-39	2,365,000	2,591,850
Maricopa County Industrial Development Authority Legacy Cares Project (A)	2.100	07-01-26	275,000	269,907
3	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
Maricopa County Industrial Development Authority Legacy Traditional School	4.000	07-01-34	3,640,000	$3,606,651
Salt River Project Agricultural Improvement & Power District Series A	5.000	01-01-39	960,000	993,650
Salt Verde Financial Corp. Gas Revenue	5.000	12-01-37	1,605,000	1,741,319
Sierra Vista Industrial Development Authority American Leadership Academy Project (A)	5.000	06-15-34	500,000	512,115
Sierra Vista Industrial Development Authority Champion Schools Project (A)	5.375	06-15-34	330,000	347,624
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.000	06-15-44	550,000	562,428
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.300	06-15-54	1,110,000	1,141,024
Arkansas 0.7%				10,373,681
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	500,000	538,157
Arkansas Development Finance Authority Hybar Steel Project, Series B, AMT (A)	7.375	07-01-48	2,500,000	2,714,122
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-27	500,000	508,297
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-29	250,000	260,421
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-30	500,000	525,177
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-31	500,000	529,874
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-32	1,250,000	1,319,338
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-33	1,250,000	1,315,183
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-34	975,000	1,019,979
County of Pulaski Arkansas Children’s Hospital	5.000	03-01-35	1,000,000	1,123,148
Little Rock School District Construction Bonds, GO	3.000	02-01-28	520,000	519,985
California 5.2%				73,766,385
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	2,140,000	2,171,640
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	01-01-55	6,500,000	6,836,463
California Community Choice Financing Authority Clean Energy Project, Series C	5.000	12-01-55	4,300,000	4,577,390
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	4

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	4,800,000	$5,110,474
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	5,000,000	5,376,846
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	11-01-33	6,000,000	6,571,333
California Community Choice Financing Authority Series D	5.500	05-01-54	3,560,000	3,768,773
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	977,520
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-29	180,000	190,703
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-30	135,000	144,998
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	2,500,000	2,540,311
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	6,095,000	4,803,950
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-27	100,000	103,123
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-39	580,000	608,233
California Municipal Finance Authority Eisenhower Medical Center, Series A	5.000	07-01-42	1,500,000	1,505,718
California Municipal Finance Authority Linxs APM Project, Series A, AMT (C)	3.250	12-31-32	2,700,000	2,631,641
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-41	695,000	697,511
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	264,969
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.500	06-15-39	600,000	638,001
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.900	06-15-44	600,000	632,147
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	11-21-45	500,000	506,181
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-30	500,000	505,917
5	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-31	500,000	$505,677
California School Finance Authority John Adams Academies, Series A (A)	4.500	07-01-32	790,000	802,529
City & County of San Francisco Transbay Transit Center, Series A	5.000	09-01-42	1,300,000	1,384,325
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-33	5,000,000	5,667,643
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-34	1,000,000	1,143,646
City of Oroville Oroville Hospital	5.250	04-01-54	3,000,000	2,217,288
Compton Community Redevelopment Agency Successor Agency Series A (C)	5.250	08-01-32	900,000	1,013,918
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	425,000	304,237
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	1,001,340
M-S-R Energy Authority Series B	6.500	11-01-39	945,000	1,162,406
M-S-R Energy Authority Series B	7.000	11-01-34	2,220,000	2,708,309
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	595,000	618,904
San Bernardino Community College District Election of 2002, Series D, GO (D)	2.881	08-01-33	1,900,000	1,523,266
Windsor Unified School District Election of 2016, GO (C)	4.000	08-01-46	2,590,000	2,549,055
Colorado 3.3%				46,629,102
Adams County School District No. 1 Certificates of Participation (C)	5.000	12-01-36	825,000	934,171
Adams County School District No. 1 Certificates of Participation (C)	5.000	12-01-37	650,000	727,016
Aerotropolis Regional Transportation Authority (A)	5.500	12-01-44	2,500,000	2,526,050
City & County of Denver Pledged Excise Tax Revenue Series A	4.000	08-01-38	2,000,000	2,059,753
City of Boulder Water & Sewer Revenue	4.000	12-01-42	290,000	293,137
Colorado Bridge & Tunnel Enterprise Series A (C)	5.000	12-01-44	995,000	1,067,078
Colorado Bridge Enterprise Central 70 Project, AMT	4.000	12-31-26	3,950,000	3,973,624
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series A (A)	6.000	07-01-55	1,000,000	1,011,813
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	6

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Colorado Educational & Cultural Facilities Authority Kent Denver School Project	4.000	06-01-35	9,420,000	$9,856,838
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	1,013,302
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	11-01-26	350,000	355,991
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	11-01-28	1,000,000	1,053,200
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.000	11-01-29	800,000	855,293
Colorado Health Facilities Authority CommonSpirit Health, Series A	5.250	12-01-54	500,000	517,615
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	507,689
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,400,000	1,403,932
Colorado Health Facilities Authority Series A	5.000	05-15-38	420,000	443,734
Colorado Health Facilities Authority Series A	5.000	05-15-40	100,000	104,005
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	1,125,000	1,120,124
Denver Convention Center Hotel Authority	5.000	12-01-33	1,620,000	1,639,159
Denver Convention Center Hotel Authority	5.000	12-01-36	1,000,000	1,008,691
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	257,501
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-25	135,000	135,000
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-26	145,000	147,949
Hess Ranch Metropolitan District No. 5 Series A-1	6.000	12-01-43	735,733	754,191
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	370,000	379,132
Hunters Overlook Metropolitan District No. 5, GO (C)	4.250	12-01-54	1,000,000	967,062
Park Creek Metropolitan District Series A (C)	5.000	12-01-32	300,000	340,341
Park Creek Metropolitan District Series A (C)	5.000	12-01-43	1,355,000	1,427,683
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	570,000	602,655
Rampart Range Metropolitan District No. 1 (C)	5.000	12-01-28	470,000	495,686
Rampart Range Metropolitan District No. 1 (C)	5.000	12-01-29	490,000	525,295
7	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series A, GO (A)	5.000	04-01-35	3,900,000	$4,269,628
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (C)	4.000	12-01-44	2,925,000	2,724,591
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (D)	7.943	12-01-37	2,866,667	1,130,173
Connecticut 1.1%				15,446,182
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-39	550,000	596,647
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-40	430,000	464,595
Connecticut State Health & Educational Facilities Authority Fairfield University, Series V	5.000	07-01-42	150,000	164,307
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	470,000	462,788
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-39	1,500,000	1,490,979
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	5.000	07-01-34	325,000	353,904
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	3,500,000	3,548,785
Stamford Housing Authority Mozaic Concierge Living Project, Series C	4.750	10-01-32	3,600,000	3,710,047
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,053,648
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,049,644
Town of Hamden Whitney Center Project	5.000	01-01-50	1,075,000	952,806
Town of Hamden, GO (C)	5.000	08-15-33	1,390,000	1,598,032
Delaware 0.2%				3,081,262
Delaware State Economic Development Authority Acts Retirement Life Communities, Series B	5.000	11-15-38	1,540,000	1,595,044
Delaware State Economic Development Authority NRG Energy Project, Series A	4.000	10-01-45	500,000	506,718
Delaware Transportation Authority Transportation System Revenue	3.000	07-01-35	1,000,000	979,500
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	8

	Rate (%)	Maturity date	Par value^	Value
District of Columbia 2.0%				$29,099,158
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,083,139
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,696,576
District of Columbia Series A, GO	5.000	08-01-35	1,320,000	1,533,505
District of Columbia Union Market Project, Series A (A)	5.125	06-01-34	5,000,000	5,147,657
District of Columbia Income Tax Revenue Series A	5.000	06-01-36	2,900,000	3,384,206
District of Columbia Income Tax Revenue Series A	5.000	06-01-44	185,000	199,765
District of Columbia Income Tax Revenue Series A	5.000	06-01-45	1,930,000	2,075,017
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	4.000	10-01-35	2,800,000	2,850,394
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	315,000	320,941
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-38	3,375,000	3,742,301
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (C)	6.500	10-01-41	1,815,000	1,871,607
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.250	07-15-53	4,000,000	4,194,050
Florida 9.7%				138,553,455
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	175,000	175,054
Cabot Citrus Farms Community Development District	5.250	03-01-29	1,750,000	1,770,581
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (A)	5.000	06-15-34	780,000	795,412
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	990,000	968,865
City of Pompano Beach John Knox Village Project	3.500	09-01-30	1,900,000	1,869,814
Collier County Industrial Development Authority NCH Healthcare System Projects	5.000	10-01-54	1,250,000	1,330,736
Collier County Industrial Development Authority NCH Healthcare System Projects	5.000	10-01-54	1,200,000	1,302,608
County of Broward Airport System Revenue, Series A, AMT	5.000	10-01-27	1,500,000	1,548,822
9	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	$3,793,644
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,270,113
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	2,250,000	2,444,033
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-34	5,500,000	6,156,836
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-36	1,300,000	1,402,951
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-39	3,000,000	3,187,951
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-41	2,000,000	2,020,643
County of Miami-Dade Water & Sewer System Revenue	4.000	10-01-46	1,700,000	1,591,563
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	151,852
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	187,520
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	325,000	342,561
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-33	1,000,000	1,082,863
County of Okaloosa Air Force Enlisted Village, Inc. Project (A)	4.375	05-15-35	900,000	906,831
County of Okaloosa Air Force Enlisted Village, Inc. Project (A)	5.500	05-15-45	1,000,000	1,015,941
Duval County Public Schools School Board Certificates of Participation, Series A (C)	5.000	07-01-30	500,000	550,215
Duval County Public Schools School Board Certificates of Participation, Series A (C)	5.000	07-01-31	250,000	274,134
Florida Atlantic University Finance Corp. Student Housing Project, Series B	4.000	07-01-35	1,280,000	1,294,175
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-36	2,250,000	2,081,291
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	2,010,000	1,829,243
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	330,000	341,604
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	285,000	296,046
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	635,000	634,581
Florida Development Finance Corp. Solid Waste Southeast LLC Project, Series A, AMT (A)	4.375	10-01-54	6,250,000	6,337,966
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	10

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Development Finance Corp. Tampa General Hospital Project, Series A	5.000	08-01-41	1,010,000	$1,067,260
Florida Development Finance Corp. UF Health Jacksonville Project	5.000	02-01-33	1,000,000	1,071,304
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	3,000,000	2,762,303
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	5.250	08-01-29	1,000,000	1,030,027
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	6.125	07-01-32	1,000,000	1,005,661
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-27	805,000	822,058
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-28	400,000	418,281
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-29	435,000	463,154
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-30	440,000	476,236
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	505,556
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	538,958
Florida Higher Educational Facilities Financial Authority Jacksonville University (A)	4.500	06-01-33	4,035,000	3,935,439
Florida Higher Educational Facilities Financial Authority Nova Southeastern University Project	5.000	04-01-30	890,000	894,692
Florida Higher Educational Facilities Financial Authority Rollins College Project	4.000	12-01-49	1,900,000	1,699,954
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series B-2 (A)	4.450	11-15-31	2,700,000	2,726,699
Florida State Board of Governors Polytech University, Series A (C)	4.250	07-01-38	1,000,000	1,041,136
Florida State Board of Governors Series A (C)	4.250	10-01-48	945,000	907,713
Florida State Board of Governors Florida International University Dormitory Revenue Series A (C)	3.000	07-01-35	2,100,000	1,999,113
Greater Orlando Aviation Authority United Airlines, Inc. Project, AMT	5.250	11-01-34	500,000	538,466
Greater Orlando Aviation Authority, AMT	5.000	10-01-38	5,510,000	6,057,970
Greater Orlando Aviation Authority, AMT	5.000	10-01-39	5,785,000	6,320,003
Halifax Hospital Medical Center Daytona Beach	5.250	06-01-54	1,500,000	1,553,392
11	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	2,075,000	$1,801,296
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	3,450,000	3,689,931
Lee County Industrial Development Authority Shell Point Obligated Group	4.000	11-15-28	100,000	101,436
Lee County Industrial Development Authority Shell Point Obligated Group, Series C	5.000	11-15-44	3,445,000	3,473,946
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-46	1,500,000	1,360,824
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	250,000	252,805
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	240,000	257,358
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	3,670,000	3,671,627
North Miami Community Redevelopment Agency Series A	5.000	03-01-31	100,000	109,010
North Miami Community Redevelopment Agency Series A	5.000	03-01-32	500,000	549,502
North Miami Community Redevelopment Agency Series A	5.000	03-01-33	1,500,000	1,660,397
North Miami Community Redevelopment Agency Series A	5.000	03-01-35	1,665,000	1,857,286
North Miami Community Redevelopment Agency Series A	5.000	03-01-36	1,600,000	1,759,600
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-41	2,260,000	2,442,971
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.250	10-01-56	1,000,000	1,046,370
Orange County Health Facilities Authority Presbyterian Retirement Communities	4.000	08-01-36	3,500,000	3,532,698
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities	5.000	11-15-32	3,145,000	3,183,899
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities, Series A	5.000	11-15-45	2,090,000	2,090,977
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	1,065,000	1,162,648
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-32	600,000	658,848
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	12

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-35	880,000	$942,622
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	230,000	229,938
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	3,550,000	3,544,203
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-36	1,635,000	1,573,138
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(E)	5.875	01-01-33	1,665,000	449,550
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	900,000	688,368
Tampa Bay Water Series A	5.250	10-01-54	5,395,000	5,766,944
Village Community Development District CDD No. 15 (A)	4.000	05-01-34	500,000	505,812
Village Community Development District CDD No. 6 (C)	4.000	05-01-37	395,000	397,627
Georgia 3.4%				48,897,790
Athens Housing Authority University of Georgia Project	4.000	06-15-49	480,000	457,602
Athens-Clarke County Unified Government Development Authority University of Georgia Athletic Association Project	5.000	04-01-40	530,000	580,017
Athens-Clarke County Unified Government Development Authority University of Georgia West Precinct LLC	4.000	06-15-56	1,100,000	1,003,790
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	150,000	150,543
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	1,775,000	1,794,565
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	1,790,000	1,886,400
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-35	1,500,000	1,574,514
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	1,700,000	1,494,098
Development Authority of Burke County Georgia Power Company Vogtle Project, Fourth Series 1994	3.800	10-01-32	1,015,000	1,018,669
Development Authority of Burke County Oglethorpe Power Corp. Vogtle Project, Series A	3.600	01-01-40	3,500,000	3,550,273
13	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (A)	4.000	01-01-38	1,000,000	$983,370
Fulton County Residential Care Facilities for the Elderly Authority Canterbury Court Project, Series A (A)	5.000	04-01-37	1,500,000	1,529,238
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-36	200,000	200,910
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	4,800,000	4,805,278
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	3,280,000	3,387,563
Main Street Natural Gas, Inc. Series A	5.000	05-15-27	3,660,000	3,742,295
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	150,000	164,418
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	710,000	723,129
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	2,750,000	2,916,528
Main Street Natural Gas, Inc. Series B	5.000	12-01-55	2,250,000	2,469,806
Main Street Natural Gas, Inc. Series C	5.000	09-01-53	750,000	800,343
Main Street Natural Gas, Inc. Series D	5.000	04-01-54	4,500,000	4,856,814
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	4,780,000	5,126,472
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	3,000,000	3,144,567
Savannah Georgia Convention Center Authority Convention Center Hotel, First Tier, Series A	5.250	06-01-40	500,000	536,588
Hawaii 0.1%				638,908
County of Maui, GO	5.000	09-01-37	550,000	638,908
Illinois 8.3%				118,952,093
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (C)	5.000	12-01-31	325,000	359,343
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (C)	5.000	12-01-33	170,000	191,120
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,392,050
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,535,017
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	14

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Chicago Board of Education Series A, GO	5.000	12-01-34	3,000,000	$3,015,163
Chicago Board of Education Series A, GO	5.000	12-01-37	1,050,000	1,041,867
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,791,995
Chicago Board of Education Series B, GO (C)	4.000	12-01-41	1,800,000	1,558,522
Chicago Board of Education Series H, GO	5.000	12-01-36	1,000,000	995,568
Chicago Midway International Airport Series A, AMT	5.000	01-01-33	1,000,000	1,096,721
Chicago Midway International Airport Series A, AMT	5.000	01-01-35	500,000	556,245
Chicago Midway International Airport Series C, AMT	5.000	01-01-36	750,000	822,093
Chicago O’Hare International Airport Series A	4.000	01-01-38	1,505,000	1,513,729
Chicago O’Hare International Airport Series A, AMT	5.250	01-01-42	2,450,000	2,625,645
Chicago O’Hare International Airport Series C	5.000	01-01-38	1,545,000	1,546,498
Chicago O’Hare International Airport Series C, AMT	5.000	01-01-34	2,000,000	2,229,451
Chicago O’Hare International Airport Series D	5.000	01-01-52	3,670,000	3,682,515
Chicago O’Hare International Airport Series E, AMT (C)	5.000	01-01-60	800,000	797,411
City of Chicago Series A, GO	5.000	01-01-29	3,985,000	4,108,619
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,029,049
City of Chicago Wastewater Transmission Revenue Series A (C)	5.000	01-01-38	1,000,000	1,113,090
City of Chicago Wastewater Transmission Revenue Series A (C)	5.000	01-01-39	225,000	248,945
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-34	1,000,000	1,115,347
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-35	1,000,000	1,106,751
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-36	1,000,000	1,096,936
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-37	1,000,000	1,088,666
15	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Cook County Community College District No. 535 Series B, GO	3.000	12-01-32	1,055,000	$1,052,588
Cook County Community Consolidated School District No. 34 Glenview Series A, GO	3.000	12-01-36	1,265,000	1,192,229
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-30	540,000	597,282
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-31	730,000	820,285
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-32	535,000	608,723
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-33	685,000	787,228
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-42	585,000	621,025
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-43	550,000	578,095
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-44	410,000	428,626
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	360,000	359,095
Illinois Finance Authority Clark-Lindsey Village, Series A	5.125	06-01-32	725,000	736,382
Illinois Finance Authority Clark-Lindsey Village, Series A	5.250	06-01-37	1,225,000	1,230,642
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	4.500	08-01-33	1,155,000	1,194,452
Illinois Finance Authority Dominican University	5.000	03-01-27	360,000	363,845
Illinois Finance Authority Dominican University	5.000	03-01-29	235,000	240,681
Illinois Finance Authority Dominican University	5.000	03-01-31	595,000	616,019
Illinois Finance Authority LRS Holdings LLC Project, Series A, AMT (A)	7.250	09-01-52	1,000,000	1,088,122
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	1,250,000	1,421,409
Illinois Finance Authority Music and Dance Theater Chicago (A)	5.000	10-01-35	1,350,000	1,372,625
Illinois Finance Authority Music and Dance Theater Chicago (A)	5.750	10-01-45	1,600,000	1,596,834
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-34	1,150,000	1,208,174
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	16

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-44	500,000	$495,768
Illinois Finance Authority Shedd Aquarium Society Project	5.000	06-01-31	600,000	664,849
Illinois Finance Authority UChicago Medicine, Series B-2	5.000	08-15-52	2,000,000	2,056,227
Illinois Finance Authority Westminster Village, Series A	4.500	05-01-28	1,155,000	1,144,442
Illinois State Toll Highway Authority Series A	5.000	01-01-43	1,525,000	1,608,139
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (C)	5.000	12-01-40	1,000,000	1,051,674
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (C)	5.000	12-01-41	1,000,000	1,049,317
Northern Illinois University Series B (C)	5.000	04-01-28	110,000	114,144
Sales Tax Securitization Corp. Series A	4.000	01-01-39	550,000	543,477
Sales Tax Securitization Corp. Series A	4.000	01-01-42	1,950,000	1,949,411
Sales Tax Securitization Corp. Series A (C)	5.000	01-01-37	1,000,000	1,059,145
Sales Tax Securitization Corp. Series C	5.000	01-01-35	1,250,000	1,323,441
Sales Tax Securitization Corp. Series C	5.000	01-01-37	1,000,000	1,048,998
Sales Tax Securitization Corp. Series D	5.000	01-01-37	1,310,000	1,418,243
Sales Tax Securitization Corp. Series D	5.000	01-01-38	1,385,000	1,489,248
Sales Tax Securitization Corp. Series D	5.000	01-01-39	1,520,000	1,619,865
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-37	1,190,000	1,294,438
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-39	1,315,000	1,417,335
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-41	1,490,000	1,590,729
St. Clair County Community Unit School District No. 187 Cahokia Series B, GO (C)	5.000	01-01-43	1,350,000	1,410,362
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,849,365
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,078,560
State of Illinois Series B, GO	4.000	11-01-35	1,725,000	1,737,615
17	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	$2,186,298
State of Illinois Series C, GO	4.000	10-01-39	3,000,000	2,918,139
State of Illinois Series C, GO	4.000	10-01-43	4,340,000	4,019,494
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,823,073
State of Illinois Series E, GO	5.000	09-01-44	4,800,000	4,989,038
State of Illinois, GO (C)	4.000	02-01-31	1,050,000	1,058,667
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	625,000	559,814
Village of Bedford Park Hotel/Motel Tax Revenue Series A (C)	4.000	12-01-42	200,000	194,925
Village of Bedford Park Hotel/Motel Tax Revenue Series A (C)	5.000	12-01-40	270,000	292,288
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	5,790,000	5,726,167
Village of Morton Grove Tax Increment Revenue Samwill Station Redevelopment Project	5.000	01-01-39	2,000,000	1,999,829
Village of Northbrook, GO	5.000	12-01-37	1,230,000	1,389,635
Village of Northbrook, GO	5.000	12-01-38	1,395,000	1,566,610
Village of Westchester, GO (C)	5.000	12-15-35	800,000	907,103
Village of Westchester, GO (C)	5.000	12-15-43	500,000	533,504
Indiana 1.6%				22,987,529
City of Valparaiso Pratt Paper LLC Project, AMT (A)	4.875	01-01-44	500,000	503,930
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	3,825,000	4,039,451
Greensburg Building Corp. Fire Station Project, Series A (C)	5.000	07-15-33	1,500,000	1,667,559
Greensburg Building Corp. Public Works Building Project, Series B (C)	5.000	07-15-33	1,195,000	1,328,541
Indiana Bond Bank Hamilton County Projects	3.000	07-15-36	640,000	610,513
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-42	1,315,000	1,389,511
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-43	1,200,000	1,255,799
Indiana Finance Authority Indiana Masonic Home Project, Series A	4.300	05-01-29	520,000	525,951
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	18

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Finance Authority Marquette Project, Series A	5.125	03-01-45	2,200,000	$2,211,668
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	1,031,643
Indiana Finance Authority Polyflow Industry Project, AMT (A)(E)	7.000	03-01-39	1,165,000	58,250
Indiana Finance Authority The Methodist Hospitals, Inc., Series A	5.500	09-15-39	2,000,000	2,170,072
Indiana Municipal Power Agency Series A	5.000	01-01-42	815,000	837,321
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	800,000	868,218
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-30	330,000	354,703
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-31	1,095,000	1,195,114
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-32	305,000	337,244
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-33	595,000	656,224
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-32	250,000	282,273
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-33	275,000	312,252
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-33	200,000	228,211
Westfield-Washington Multi-School Building Corp. Series B (C)	5.250	07-15-40	1,000,000	1,123,081
Iowa 0.4%				6,030,821
Harlan Community School District, GO (C)	4.000	06-01-32	515,000	540,988
Harlan Community School District, GO (C)	4.000	06-01-33	540,000	565,071
Iowa Finance Authority Lifespace Communities, Inc., Series A	4.000	05-15-46	1,500,000	1,252,614
Iowa Great Lakes Sanitation District, GO	4.000	06-01-33	1,145,000	1,188,056
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	2,000,000	2,020,757
19	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Iowa (continued)
Rock Valley Community School District, GO (C)	4.000	06-01-44	480,000	$463,335
Kansas 0.8%				11,161,827
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	10,000	9,955
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	1,650,000	1,575,143
Kansas Development Finance Authority AdventHealth Obligated Group, Series B	5.000	11-15-54	3,000,000	3,316,974
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	1,380,000	1,381,410
Wyandotte County-Kansas City Unified Government Village East Project, Areas 2B, 3, and 5 (A)	5.500	03-01-41	5,000,000	4,878,345
Kentucky 1.9%				27,307,040
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	2,500,000	2,509,154
Kenton County Airport Board Series A, AMT	5.000	01-01-29	300,000	317,588
Kenton County Airport Board Series A, AMT	5.000	01-01-30	550,000	591,171
Kenton County Airport Board Series A, AMT	5.000	01-01-31	750,000	818,571
Kenton County Airport Board Series A, AMT	5.000	01-01-32	1,350,000	1,492,718
Kenton County Airport Board Series A, AMT	5.250	01-01-39	1,500,000	1,661,678
Kentucky Public Energy Authority Series A	5.250	06-01-55	4,800,000	5,114,032
Kentucky Public Energy Authority Series B	5.000	01-01-55	10,000,000	10,752,677
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,236,989
Stamford Housing Authority Mozaic Concierge Living Project, Series A	5.500	10-01-35	625,000	654,908
Woodford County School District Finance Corp. Series A (C)	6.000	08-01-31	1,000,000	1,157,554
Louisiana 1.2%				16,990,973
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	3,500,000	3,472,527
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	20

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	4,545,000	$4,687,209
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	5,085,000	4,999,933
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (C)	5.000	10-01-48	1,000,000	1,014,500
New Orleans Aviation Board Series B, AMT	5.000	01-01-41	1,490,000	1,554,225
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	1,420,000	1,262,579
Maine 0.1%				960,919
City of Lewiston, GO	5.000	03-15-32	860,000	960,919
Maryland 1.4%				20,407,050
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,000,000	2,049,411
County of Baltimore, GO	5.000	07-01-44	6,945,000	7,501,876
County of Howard Annapolis Junction Town Center Project	5.000	02-15-44	335,000	348,688
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	1,000,000	1,034,360
Maryland Department of Housing & Community Development Series A-1	5.000	06-01-44	1,000,000	1,059,429
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	480,000	524,469
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	551,159
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	475,000	520,543
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-43	1,240,000	1,252,598
Maryland Stadium Authority Built to Learn	5.000	06-01-27	845,000	874,958
State of Maryland Department of Transportation Series A	3.000	10-01-33	4,730,000	4,689,559
Massachusetts 2.5%				34,925,475
Commonwealth of Massachusetts Series A, GO	5.000	04-01-45	800,000	860,550
21	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Commonwealth of Massachusetts Series E, GO	5.250	09-01-43	1,985,000	$2,059,919
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated Bridge Programs, Series A	5.000	06-01-42	1,185,000	1,206,263
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.000	07-01-36	2,615,000	2,710,501
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-38	1,000,000	1,121,430
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-39	980,000	1,090,858
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-42	1,100,000	1,183,033
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-44	850,000	898,133
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-50	4,000,000	4,135,936
Massachusetts Development Finance Agency Boston Medical Center, Series G	5.250	07-01-48	1,900,000	1,921,052
Massachusetts Development Finance Agency Brandeis University Issue, Series T-2	5.000	10-01-55	1,170,000	1,320,210
Massachusetts Development Finance Agency Care Communities LLC Obligated Group, Series A-1 (A)	5.500	07-15-35	1,000,000	1,021,779
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series N	5.000	12-01-41	2,450,000	2,475,205
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-1 (A)	5.250	12-01-30	1,400,000	1,400,819
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-2 (A)	5.000	12-01-29	850,000	850,385
Massachusetts Development Finance Agency Mass General Brigham, Series D	5.000	07-01-54	865,000	890,618
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-37	725,000	760,604
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-52	1,075,000	1,047,092
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-37	2,000,000	2,020,955
Massachusetts Development Finance Agency Tufts Medicine, Series E	8.500	10-01-26	3,000,000	3,003,318
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,150,000	1,145,642
Massachusetts Housing Finance Agency Series A	3.800	12-01-43	460,000	440,884
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,041,594
Massachusetts Port Authority Series C, AMT	5.000	07-01-30	300,000	318,695
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	22

	Rate (%)	Maturity date	Par value^	Value
Michigan 2.2%				$31,454,304
City of Detroit, GO	5.000	04-01-26	660,000	663,381
City of Detroit, GO	5.000	04-01-30	800,000	858,569
City of Detroit, GO	5.500	04-01-32	295,000	321,306
City of Detroit, GO	5.500	04-01-33	470,000	510,497
City of Detroit, GO	5.500	04-01-34	325,000	352,010
City of Detroit, GO	5.500	04-01-39	1,290,000	1,370,232
City of Lansing Series B, GO (C)	4.000	06-01-39	2,250,000	2,282,857
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-34	1,185,000	1,340,649
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-36	710,000	794,075
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-41	1,600,000	1,710,970
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series A (F)	6.000	11-01-50	2,500,000	2,478,525
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series B-1 (F)	4.750	11-01-30	500,000	500,140
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-29-36	1,000,000	1,117,279
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-28-38	1,000,000	1,093,734
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	490,000	485,041
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	490,000	424,967
Michigan Finance Authority McLaren Healthcare, Series A	5.000	05-15-38	1,200,000	1,200,943
Michigan Finance Authority McLaren Healthcare, Series D-2	1.200	10-15-38	8,300,000	7,845,279
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,561,097
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-31	705,000	688,237
Michigan State Hospital Finance Authority Corewell Health, Series B	5.000	08-15-55	1,200,000	1,334,676
State of Michigan Trunk Line Revenue Rebuilding Michigan Program, Series B	4.000	11-15-38	1,385,000	1,417,704
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series B, AMT	5.500	12-01-43	500,000	553,259
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series B, AMT	5.500	12-01-44	500,000	548,877
Minnesota 0.1%				2,031,325
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-34	215,000	224,192
23	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Minnesota (continued)
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	590,000	$609,018
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	400,000	415,801
Edina Independent School District No. 273 Series A, GO	3.000	02-01-35	170,000	168,288
Minnesota Housing Finance Agency Series A	2.950	02-01-46	690,205	614,026
Mississippi 0.6%				8,827,705
City of Gulfport Memorial Hospital at Gulfport Project	5.000	07-01-35	500,000	557,858
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-36	500,000	563,567
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-37	500,000	560,387
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-38	590,000	657,387
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-39	750,000	830,433
County of Warren International Paper Company Project	4.000	09-01-32	1,000,000	1,028,339
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,580,000	1,020,547
Mississippi Development Bank Hancock County Gomesa Project (A)	4.550	11-01-39	1,000,000	1,010,916
Mississippi Development Bank Magnolia Regional Health Center Project (A)	4.000	10-01-41	1,000,000	837,408
Mississippi State University Educational Building Corp. New Residence Hall and Facilities Refinancing, Series B	5.000	08-01-41	745,000	814,864
State of Mississippi Gaming Tax Revenue Series A	5.000	10-15-36	905,000	945,999
Missouri 1.5%				20,737,973
City of Kansas City Water Revenue Series A	3.500	12-01-37	2,790,000	2,733,153
Health & Educational Facilities Authority of the State of Missouri Mercy Health	5.500	12-01-48	1,000,000	1,074,643
I-470 Western Gateway Transportation Development District Series A (A)	4.500	12-01-29	1,125,000	1,126,723
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	4.825	08-15-47	1,345,000	1,346,086
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	2,125,000	2,159,786
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	24

	Rate (%)	Maturity date	Par value^	Value
Missouri (continued)
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-36	100,000	$100,238
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-39	1,025,000	1,050,703
Missouri Development Finance Board Infrastructure Facilities Revenue (C)	5.000	06-01-28	1,250,000	1,318,506
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	955,000	1,055,271
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,125,000	1,258,977
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-28	750,000	799,370
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-31	1,000,000	1,124,207
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-32	500,000	568,866
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-34	735,000	827,797
St. Louis County Industrial Development Authority Manchester Ballas Community Improvement Disctrict Project, Series A (A)	5.000	09-01-38	1,570,000	1,570,738
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	5.000	10-01-33	1,000,000	1,007,616
Waynesville R-VI School District Certificates of Participation	5.000	04-15-34	370,000	420,016
Waynesville R-VI School District Certificates of Participation	5.000	04-15-36	550,000	616,750
Waynesville R-VI School District Certificates of Participation	5.000	04-15-37	520,000	578,527
Montana 0.2%				3,455,459
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	3,000,000	3,045,932
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	550,000	409,527
Nebraska 0.8%				12,006,885
Central Plains Energy Project Subseries A-1	5.000	08-01-55	4,250,000	4,571,003
Nebraska State Colleges Student Fees & Facilities Revenue (C)	5.000	07-01-48	850,000	885,209
Omaha Airport Authority Airport Facilities, AMT (C)	5.250	12-15-43	1,275,000	1,362,394
25	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Nebraska (continued)
Omaha Public Power District Series A	5.000	02-01-43	4,850,000	$5,188,279
Nevada 0.7%				10,341,822
County of Clark Department of Aviation Series A, AMT	5.000	07-01-26	1,000,000	1,012,127
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-37	700,000	783,751
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-38	1,350,000	1,498,777
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	2,905,000	2,980,849
State of Nevada Department of Business & Industry Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	3,070,000	2,420,700
Washoe County School District School Improvement, Series A, GO (C)	3.000	06-01-34	1,675,000	1,645,618
New Hampshire 1.1%				14,988,920
New Hampshire Business Finance Authority Bridgeland Water & Utility District (A)	5.375	12-15-35	2,500,000	2,497,683
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(D)	7.029	12-15-32	2,350,000	1,446,445
New Hampshire Business Finance Authority Princeton Area Project (A)	5.500	12-01-30	3,209,000	3,204,213
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	1,500,000	1,229,664
New Hampshire Business Finance Authority Silverado Project (A)	5.000	12-01-28	1,906,000	1,904,009
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	922,753
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	245,000	247,652
New Hampshire Health & Education Facilities Authority Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	3,536,501
New Jersey 2.2%				31,721,566
Casino Reinvestment Development Authority, Inc. Series A (C)	5.000	11-01-40	750,000	818,525
Casino Reinvestment Development Authority, Inc. Series A (C)	5.000	11-01-41	500,000	540,198
Casino Reinvestment Development Authority, Inc. Series B (C)	5.000	11-01-40	840,000	916,748
Casino Reinvestment Development Authority, Inc. Series B (C)	5.000	11-01-41	860,000	929,140
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	26

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (A)	6.375	01-01-35	3,400,000	$3,526,753
New Jersey Economic Development Authority Series RRR	5.000	03-01-28	2,265,000	2,380,450
New Jersey Economic Development Authority Series SSS	5.250	06-15-36	955,000	1,100,787
New Jersey Economic Development Authority Series SSS	5.250	06-15-37	1,000,000	1,144,690
New Jersey Economic Development Authority Series SSS	5.250	06-15-39	1,000,000	1,126,479
New Jersey Educational Facilities Authority Princeton University, Series A	5.000	07-01-64	4,900,000	5,700,449
New Jersey Health Care Facilities Financing Authority Princeton Healthcare System, Series A	5.000	07-01-39	2,000,000	2,016,886
New Jersey Housing & Mortgage Finance Agency Series B	3.375	11-01-27	1,000,000	1,003,480
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,145,000	2,220,919
New Jersey Transportation Trust Fund Authority Series A	4.250	06-15-40	1,215,000	1,224,982
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	549,276
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,815,040
State of New Jersey, GO	2.000	06-01-27	1,135,000	1,117,036
State of New Jersey, GO	2.000	06-01-29	1,550,000	1,483,160
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,170,000	2,106,568
New Mexico 0.1%				1,027,235
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,027,235
New York 4.3%				61,749,062
Albany County Airport Authority Series B, AMT	5.000	12-15-26	600,000	611,587
Build NYC Resource Corp. Bay Ridge Preparatory School Project (A)	5.000	09-01-39	1,105,000	1,116,651
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-52	1,000,000	1,009,888
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-62	1,990,000	1,998,628
27	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	250,000	$220,116
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-51	180,000	143,163
Build NYC Resource Corp. TrIPs Obligated Group, AMT	5.500	07-01-42	900,000	973,411
Build NYC Resource Corp. TrIPs Obligated Group, AMT	5.500	07-01-43	1,000,000	1,071,010
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,090,000	1,101,475
City of New York Fiscal 2026, Series D, GO	5.000	10-01-45	1,500,000	1,582,436
City of New York Series F-1, GO	5.000	03-01-50	1,275,000	1,297,079
City of Yonkers Series F, GO (C)	5.000	11-15-28	205,000	219,618
City of Yonkers Series F, GO (C)	5.000	11-15-31	300,000	341,074
City of Yonkers Series F, GO (C)	5.000	11-15-32	250,000	288,184
City of Yonkers Series G, GO (C)	5.000	11-15-30	410,000	458,107
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	2,025,000	1,937,188
Dutchess County Local Development Corp. Nuvance Health Issue, Series B	4.000	07-01-44	1,000,000	914,180
Metropolitan Transportation Authority Series A (C)	4.000	11-15-46	1,735,000	1,588,967
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	510,077
Monroe County Industrial Development Corp. St. John Fisher University Project	5.250	06-01-49	350,000	372,784
New York City Industrial Development Agency Yankee Stadium Project, Series A (C)	4.000	03-01-45	415,000	396,492
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	1,700,000	2,010,978
New York City Municipal Water Finance Authority Series GG	5.000	06-15-50	2,795,000	2,884,488
New York City Municipal Water Finance Authority Subseries DD-3	4.000	06-15-41	825,000	825,105
New York City Transitional Finance Authority Fiscal 2025, Series D	5.000	05-01-36	1,000,000	1,149,742
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	375,000	379,322
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	28

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	2,960,000	$2,977,722
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	2,500,000	2,502,379
New York State Dormitory Authority Series A	4.000	03-15-37	2,295,000	2,345,078
New York State Dormitory Authority Series C (C)	5.000	10-01-31	1,195,000	1,353,333
New York State Dormitory Authority Series C (C)	5.000	10-01-32	1,255,000	1,439,635
New York State Dormitory Authority Series C (C)	5.000	10-01-35	1,405,000	1,631,970
New York State Dormitory Authority Series C (C)	5.000	10-01-36	1,335,000	1,536,880
New York State Dormitory Authority Series D	4.000	02-15-39	2,440,000	2,461,939
New York State Dormitory Authority Series E	4.000	03-15-39	365,000	369,285
New York State Dormitory Authority White Plains Hospital Obligated Group (C)	5.000	10-01-38	2,075,000	2,281,359
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	495,000	509,370
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	1,931,352
New York Transportation Development Corp. American Airlines, Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	40,000	39,741
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	1,947,725
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-25	1,100,000	1,100,000
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-39	1,000,000	1,138,036
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-40	1,000,000	1,127,254
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-41	900,000	1,003,789
Onondaga Civic Development Corp. Syracuse University Project	5.250	12-01-42	1,000,000	1,122,706
Port Authority of New York & New Jersey Series 248	5.000	01-15-45	1,350,000	1,451,554
Riverhead Industrial Development Agency Riverhead Charter School Project	4.000	08-01-30	1,170,000	1,185,734
Riverhead Industrial Development Agency Riverhead Charter School Project	4.500	08-01-35	970,000	1,015,680
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	100,000	113,102
Suffolk Regional Off-Track Betting Company	5.750	12-01-44	500,000	508,396
29	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	375,000	$342,190
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-30	1,365,000	1,488,684
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,350,000	1,422,419
North Carolina 0.5%				7,726,189
City of Charlotte Series B, GO	5.000	07-01-36	1,545,000	1,770,131
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (C)	5.000	07-01-35	900,000	991,499
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (C)	5.250	07-01-40	920,000	991,571
North Carolina Medical Care Commission Every Age, Series B	5.000	09-01-44	1,260,000	1,258,449
North Carolina Medical Care Commission Penick Village Project, Series B-1	4.750	09-01-29	410,000	410,046
North Carolina Medical Care Commission Presbyterian Homes, Series C	4.000	10-01-31	120,000	120,277
North Carolina State University at Raleigh Series B	2.620	10-01-39	2,000,000	1,634,149
State of North Carolina Series C	3.000	05-01-28	550,000	550,067
North Dakota 0.2%				2,925,992
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	1,625,000	1,625,755
City of Bismarck Series T, GO	3.000	05-01-36	330,000	324,002
City of Grand Forks Altru Health System, Series A (C)	5.000	12-01-39	675,000	726,866
City of Grand Forks Altru Health System, Series A (C)	5.000	12-01-43	240,000	249,369
Ohio 1.6%				23,059,078
City of Cleveland Series A, GO	5.000	12-01-47	1,000,000	1,046,123
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	905,000	791,228
Columbus Metropolitan Housing Authority Waldren Woods Project	4.000	06-01-34	495,000	498,363
County of Fayette, GO (C)	3.000	12-01-32	370,000	364,969
County of Hamilton Life Enriching Communities Project	5.000	01-01-42	1,100,000	1,114,320
County of Hamilton Life Enriching Communities Project	5.000	01-01-46	770,000	752,815
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	30

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
County of Hamilton Life Enriching Communities Project	5.125	01-01-44	1,000,000	$1,007,196
County of Hamilton Life Enriching Communities Project	5.500	01-01-40	200,000	215,463
County of Hamilton Life Enriching Communities Project, Series A	5.250	01-01-38	500,000	528,554
County of Hamilton Life Enriching Communities Project, Series A	5.500	01-01-43	500,000	518,463
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	3,970,000	4,017,470
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	515,000	506,161
County of Montgomery Solvita Project	5.000	09-01-37	1,020,000	1,118,488
County of Montgomery Solvita Project	5.000	09-01-39	1,050,000	1,136,320
County of Montgomery Solvita Project	5.250	09-01-40	360,000	391,600
County of Montgomery Solvita Project	5.250	09-01-42	360,000	384,574
County of Montgomery Solvita Project	5.250	09-01-43	400,000	423,983
County of Warren Community First Solutions Obligated Group, Series A	5.000	05-15-44	500,000	503,186
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	3,550,000	3,637,695
Northeast Ohio Regional Sewer District	3.000	11-15-34	2,045,000	2,017,432
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	1,015,930
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,055,000	1,068,745
Oklahoma 1.0%				14,188,146
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	800,000	861,576
Cleveland Educational Facilities Authority Cleveland Public Schools Project	5.000	09-01-34	325,000	361,676
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,061,720
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,879,173
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	2,181,988
Oklahoma Turnpike Authority Series B	5.000	01-01-37	1,000,000	1,165,648
31	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Oklahoma (continued)
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	$516,121
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	1,005,000	889,038
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,000,000	1,013,663
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	490,000	490,060
Tulsa Municipal Airport Trust American Airlines, Inc. Project, AMT	6.250	12-01-35	2,400,000	2,767,483
Oregon 0.7%				9,792,069
Astoria Hospital Facilities Authority Columbia Memorial Hospital Project	5.250	08-01-49	985,000	996,884
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	1,070,000	1,052,135
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	4.625	06-15-35	265,000	270,608
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	5.500	06-15-45	475,000	476,609
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-27	305,000	312,163
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-29	335,000	349,032
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-31	325,000	343,855
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-32	365,000	387,706
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-33	355,000	377,533
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-34	325,000	346,507
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-35	295,000	313,353
Port of Portland Airport Revenue Series 28, AMT	4.000	07-01-35	1,640,000	1,671,969
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	185,000	175,383
Salem-Keizer School District No. 24J, GO (D)	3.208	06-15-29	1,105,000	986,525
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	193,811
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	32

	Rate (%)	Maturity date	Par value^	Value
Oregon (continued)
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-40	1,000,000	$1,029,452
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-42	500,000	508,544
Pennsylvania 4.5%				64,438,132
Allegheny County Airport Authority Pittsburgh International Airport, AMT (C)	5.250	01-01-44	4,250,000	4,525,241
Allegheny County Airport Authority Pittsburgh International Airport, AMT (C)	5.250	01-01-45	3,995,000	4,236,182
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-43	2,100,000	2,233,713
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A	5.000	03-01-34	640,000	717,156
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.000	06-15-33	2,855,000	2,957,701
Berks County Municipal Authority Tower Health Project, Series A-3	5.000	06-30-39	518,000	466,222
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	3,500,000	2,836,169
Berks County Municipal Authority Tower Health Project, Series B-2 (0.000% to 11-15-29, then 8.000% thereafter)	0.000	06-30-44	2,000,000	1,019,335
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	1,000,000	1,008,516
Chester County Industrial Development Authority Longwood Gardens Project	4.000	12-01-49	1,170,000	1,074,692
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	2,225,788
City of Philadelphia Series A, GO	5.000	08-01-39	850,000	966,905
City of Philadelphia Series A, GO	5.250	08-01-43	1,250,000	1,390,540
City of Philadelphia Airport Revenue Private Activity, AMT (C)	4.000	07-01-46	415,000	378,984
City of Philadelphia Airport Revenue Private Activity, AMT	5.000	07-01-31	500,000	549,401
Delaware County Authority Cabrini University	5.000	07-01-42	200,000	206,527
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-27	1,050,000	1,075,291
Doylestown Hospital Authority (A)	5.375	07-01-39	1,500,000	1,653,485
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	715,000	717,128
33	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,410,000	$1,406,783
Lancaster County Hospital Authority Landis Homes Retirement Community Project, Series A	5.000	07-01-45	320,000	311,016
Lancaster County Hospital Authority Masonic Villages Project	5.000	11-01-30	2,485,000	2,655,837
Lancaster County Hospital Authority Masonic Villages Project	5.125	11-01-38	1,045,000	1,135,038
Lancaster Municipal Authority Luthercare Project, Series A	5.000	12-01-45	700,000	703,047
Montgomery County Industrial Development Authority Acts Retirement-Life Communities, Series C	5.000	11-15-45	2,415,000	2,416,840
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	750,000	755,559
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series C	5.250	12-01-37	1,500,000	1,511,874
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project	5.000	07-01-38	2,500,000	2,622,508
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-1	5.250	11-01-43	1,855,000	1,981,917
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,035,344
Pennsylvania Turnpike Commission Series A-2	5.000	12-01-43	1,075,000	1,107,180
Pennsylvania Turnpike Commission Series B	5.000	12-01-29	250,000	273,406
Pennsylvania Turnpike Commission Series B	5.000	12-01-30	250,000	278,860
Pennsylvania Turnpike Commission Series B	5.000	12-01-31	250,000	283,715
Pennsylvania Turnpike Commission Series B	5.000	12-01-32	250,000	287,688
Pennsylvania Turnpike Commission Series B	5.000	12-01-33	250,000	286,491
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-27	1,225,000	1,255,478
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-28	645,000	667,530
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-29	1,135,000	1,186,432
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	34

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	180,000	$177,862
Philadelphia Authority For Industrial Development Holy Family University Project	5.125	09-01-45	810,000	826,938
Pittsburgh Water & Sewer Authority Series A (C)	5.000	09-01-43	1,530,000	1,633,379
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series A (C)	5.000	02-01-34	1,895,000	2,105,799
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (C)	5.000	02-01-28	1,530,000	1,596,542
Swarthmore Borough Authority Swarthmore College, Series A-2	5.000	09-15-55	4,900,000	5,696,093
Puerto Rico 1.1%				15,017,573
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (D)	2.485	11-01-43	8,363,153	5,352,418
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	3.577	07-01-31	2,989,000	2,449,431
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	2,000,534
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	5.520	07-01-51	1,400,000	347,117
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	1,736,000	1,690,195
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	3,264,000	3,177,878
Rhode Island 0.3%				3,865,068
Providence Public Building Authority Capital Improvement Program, Series A (C)	5.250	09-15-43	1,000,000	1,078,553
Rhode Island Health and Educational Building Corp. Town of Coventry Issue, Series E (C)	5.000	05-15-40	350,000	385,936
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.000	09-15-41	1,095,000	1,174,219
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,230,000	1,226,360
South Carolina 1.8%				25,911,628
Charleston County Airport District Series A, AMT	5.250	07-01-44	1,245,000	1,317,399
City of Myrtle Beach Water & Sewer Revenue, Series C	5.000	03-01-45	495,000	521,119
Fort Mill Public Facilities Corp. Town of Fort Mill Project, Series A	4.000	08-01-42	725,000	721,604
35	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
Greenville-Spartanburg Airport District Series A	5.250	07-01-54	1,150,000	$1,220,087
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	3,000,000	3,269,313
Scago Public Facilities Corp for Georgetown County Georgetown County Project	5.000	06-01-40	1,000,000	1,082,194
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.250	11-15-39	800,000	859,050
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.500	11-15-44	1,000,000	1,021,400
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.500	09-01-45	1,100,000	1,126,097
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.625	09-01-50	1,125,000	1,147,205
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-27	1,555,000	1,571,857
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-30	1,945,000	1,965,035
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-33	125,000	126,305
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.250	06-01-40	1,000,000	110,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.500	06-01-51	4,000,000	440,000
South Carolina Jobs-Economic Development Authority Novant Health Obligated Group, Series A	5.250	11-01-40	2,500,000	2,791,304
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-34	1,350,000	1,412,219
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-44	2,500,000	2,373,168
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	1,650,000	1,637,140
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	36

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	265,000	$299,161
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	220,000	251,449
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	570,000	648,522
Tennessee 2.3%				32,470,417
Chattanooga Health Educational & Housing Facility Board Erlanger Health System (C)	5.000	12-01-34	500,000	573,109
City of Knoxville, GO	3.000	05-01-35	1,030,000	1,014,920
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	511,531
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	509,668
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	1,800,000	2,013,868
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	6.000	12-01-55	765,000	869,563
Knoxville Industrial Development Board Maplehurst Park Apartments Project (A)	4.250	11-01-30	7,000,000	6,953,272
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-37	1,620,000	1,655,859
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-37	1,000,000	1,114,283
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-40	2,000,000	2,175,526
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.250	07-01-53	1,000,000	1,046,650
Metropolitan Government of Nashville & Davidson County Series C, GO	4.000	01-01-45	3,635,000	3,512,399
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-30	1,605,000	1,739,847
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-31	1,600,000	1,758,084
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-32	850,000	957,292
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-33	900,000	1,010,498
Tennessee Energy Acquisition Corp. Series A	5.000	12-01-35	4,650,000	5,054,048
37	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas 9.1%				$129,511,073
Alief Independent School District, GO	4.000	02-15-42	1,000,000	1,001,016
Arlington Higher Education Finance Corp. Leadership Prep School	4.250	06-15-59	250,000	236,156
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-28	150,000	158,158
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-29	130,000	139,589
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-30	100,000	109,520
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-31	120,000	133,827
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-32	120,000	134,315
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-48	1,000,000	1,044,832
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	12.000	06-01-43	1,781,000	258,245
Cedar Port Navigation & Improvement District District No. 1, GO	4.000	09-01-45	325,000	297,491
City of Arlington Water & Wastewater System Revenue	3.000	06-01-35	145,000	140,316
City of Denton, GO	5.000	02-15-43	1,425,000	1,427,201
City of Georgetown Utility System Revenue (C)	5.250	08-15-53	1,525,000	1,601,064
City of Houston Airport System Revenue Series A, AMT	4.000	07-01-47	1,070,000	969,669
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-33	7,750,000	8,341,594
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-34	1,250,000	1,353,463
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	2,500,000	2,704,115
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	4,524,604
City of Pearland Series C, GO	5.000	09-01-44	850,000	899,592
City of San Antonio Electric & Gas Systems Revenue Series A	5.000	02-01-44	3,800,000	3,882,138
City of San Antonio, GO	3.000	08-01-35	350,000	337,769
City of Temple CTFS Obligated, Series B, GO	4.000	08-01-47	2,770,000	2,623,447
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	780,000	765,261
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	38

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Comal County Water Control & Improvement District No. 6 Series A, GO (C)	4.375	03-01-32	1,480,000	$1,512,597
Dallas Fort Worth International Airport Series A-2, AMT	5.000	11-01-50	1,000,000	1,093,951
Dallas Independent School District Series A-6, GO	5.000	02-15-55	3,180,000	3,505,761
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-26	100,000	101,469
El Paso County Hospital District, GO (C)	5.000	02-15-40	1,150,000	1,253,842
El Paso County Hospital District, GO (C)	5.250	02-15-43	2,000,000	2,154,406
Fort Bend County Municipal Utility District No. 50, GO (C)	4.125	09-01-52	390,000	361,272
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	2,030,000	2,032,464
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-32	1,500,000	1,453,654
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-34	1,800,000	1,704,113
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-36	1,945,000	1,781,278
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-38	1,905,000	1,673,105
Harris County Municipal Utility District No. 202, GO (C)	3.000	02-15-35	945,000	898,729
Harris County Municipal Utility District No. 202, GO (C)	3.000	02-15-37	1,115,000	1,026,954
Harris County Municipal Utility District No. 24, GO (C)	3.000	03-01-32	1,000,000	993,335
Harris County Municipal Utility District No. 24, GO (C)	3.000	03-01-34	1,000,000	981,113
Harris County Municipal Utility District No. 489 Series A, GO (C)	3.000	09-01-33	1,490,000	1,456,275
Harris County Municipal Utility District No. 489 Series A, GO (C)	3.000	09-01-35	1,375,000	1,312,732
Harris County Municipal Utility District No. 489, GO (C)	3.000	09-01-33	930,000	908,950
Harris County Municipal Utility District No. 489, GO (C)	3.000	09-01-35	1,130,000	1,078,827
Harris County Municipal Utility District No. 489, GO (C)	4.000	09-01-30	600,000	618,636
Harris County Municipal Utility District No. 489, GO (C)	4.125	09-01-31	740,000	764,820
39	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Municipal Utility District No. 489, GO (C)	4.250	09-01-32	730,000	$755,361
Harrisburg Redevelopment Authority (C)	5.000	09-01-31	300,000	329,379
Harrisburg Redevelopment Authority (C)	5.000	09-01-32	250,000	276,970
Harrisburg Redevelopment Authority (C)	5.000	09-01-33	300,000	335,361
Harrisburg Redevelopment Authority (C)	5.000	09-01-36	550,000	611,928
Highway 380 Municipal Management District No. 1, GO (C)	3.000	05-01-37	1,105,000	1,031,670
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	170,000	169,712
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,009,983
Lower Colorado River Authority LCRA Transmission Services Corp., Series A	5.250	05-15-48	1,000,000	1,048,093
Matagorda County Navigation District No. 1 AEP Texas Central Company Project, Series B-2	4.000	06-01-30	1,125,000	1,125,343
New Hope Cultural Education Facilities Finance Corp. Bella Vida Facility Living Project, Series B-1	5.250	10-01-30	1,750,000	1,757,808
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	5,000,000	5,082,431
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	1,730,000	1,723,501
North East Texas Regional Mobility Authority Series B	5.000	01-01-40	700,000	756,185
North East Texas Regional Mobility Authority Series B	5.000	01-01-41	750,000	803,163
North East Texas Regional Mobility Authority Series B	5.000	01-01-42	1,115,000	1,182,968
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-32	120,000	128,034
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-33	100,000	106,427
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-35	725,000	767,869
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-32	1,060,000	1,087,400
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-33	760,000	777,114
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-34	1,060,000	1,080,390
Port Authority of Houston Series A, AMT, GO	5.000	10-01-32	1,750,000	1,831,007
Port of Beaumont Industrial Development Authority Jefferson Gulf Coast Energy Project, Series B (A)	4.100	01-01-28	750,000	679,569
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	40

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	2,200,000	$1,614,292
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	2,200,000	2,049,361
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.000	01-01-39	750,000	736,011
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	2,000,000	2,007,382
Sheldon Independent School District Series A, GO	3.000	02-15-36	1,245,000	1,176,077
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-34	1,460,000	1,477,230
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-48	700,000	642,920
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	3,000,000	3,250,031
Tarrant County Housing Finance Corp. The Meridian Apartments, Series A	4.600	03-01-43	3,350,000	3,394,173
Texas A&M University Series A	3.000	05-15-39	2,395,000	2,201,910
Texas Department of Housing & Community Affairs Series A	3.625	09-01-44	900,000	824,851
Texas Municipal Gas Acquisition & Supply Corp. V	5.000	01-01-55	2,500,000	2,756,446
Texas Water Development Board Master Trust	4.000	10-15-39	9,750,000	10,031,508
Texas Water Development Board Master Trust	4.750	10-15-50	1,960,000	2,008,645
Texas Water Development Board Series A	4.000	10-15-43	900,000	888,479
Texas Water Development Board Series A	4.875	10-15-48	5,000,000	5,163,916
Texas Water Development Board State Water Implementation Fund	3.000	10-15-34	1,575,000	1,568,127
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	523,218
Viridian Municipal Management District Texas Utility Improvement, GO (C)	4.000	12-01-30	965,000	987,165
Utah 1.1%				15,018,415
Alpine School District Series B, GO	3.000	03-15-34	1,710,000	1,698,040
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,157,797
41	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utah (continued)
Intermountain Power Agency Series A	5.000	07-01-41	1,000,000	$1,067,400
Salt Lake City Airport Revenue Series A, AMT	5.250	07-01-36	1,700,000	1,899,663
University of Utah Series A	4.000	08-01-42	2,250,000	2,238,713
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	1,000,000	971,281
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	1,120,000	1,126,842
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	403,302
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-33	1,185,000	1,187,801
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	247,072
Utah Infrastructure Agency Telecommunication Revenue	5.000	10-15-32	1,000,000	1,079,819
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-28	100,000	105,518
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-29	100,000	107,657
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-30	100,000	109,792
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-31	100,000	111,796
Wood Ranch Public Infrastructure District Assessment Area No. 1 (A)	5.625	12-01-53	500,000	505,922
Vermont 0.1%				1,360,822
Vermont Economic Development Authority Casella Waste System, Inc. Project, Series A-2, AMT (A)	4.375	06-01-52	1,350,000	1,360,822
Virgin Islands 0.6%				8,450,331
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	3,495,000	3,597,927
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	4,650,000	4,852,404
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	42

	Rate (%)	Maturity date	Par value^	Value
Virginia 2.0%				$28,554,771
Arlington County Industrial Development Authority VHC Health, Series A	5.000	07-01-53	1,000,000	1,082,992
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,019,140
Chesapeake Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	02-01-32	1,075,000	1,086,836
City of Richmond Public Utility Revenue Series A	4.000	01-15-38	1,725,000	1,764,274
County of Arlington, GO	5.000	06-15-36	2,400,000	2,693,092
County of Fairfax Series A, GO	4.000	10-01-33	1,525,000	1,548,785
Loudoun County Economic Development Authority Loudoun County Public Facilities Project, Series A	3.000	12-01-36	3,300,000	3,117,692
Louisa Industrial Development Authority Virginia Electric & Power Company Project, Series A	3.650	11-01-35	1,000,000	1,010,476
Newport News Economic Development Authority LifeSpire of Virginia Obligated Group	5.000	12-01-31	2,000,000	2,002,157
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	3,600,000	3,643,558
Virginia College Building Authority Regent University Project	4.000	06-01-46	3,500,000	3,025,606
Virginia Commonwealth Transportation Board Capital Projects	4.000	05-15-37	650,000	678,840
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	140,000	138,075
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	840,000	810,132
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-36	3,000,000	3,014,504
Virginia Small Business Financing Authority LifeSpire of Virginia Obligated Group	4.000	12-01-41	1,000,000	948,042
York County Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	05-01-33	960,000	970,570
Washington 2.0%				27,783,229
City of Seattle Municipal Light & Power Revenue, Series A	4.000	07-01-38	705,000	722,490
King County Public Hospital District No. 2, GO	5.250	12-01-45	1,000,000	1,068,669
43	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Washington (continued)
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	5.500	12-01-35	900,000	$904,064
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	6.625	12-01-45	500,000	506,201
Klickitat County Public Utility District No. 1 Electric Revenue Refunding (C)	5.000	12-01-32	200,000	226,894
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	9,400,000	10,254,766
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	1,657,985
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-38	300,000	329,307
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-39	330,000	359,507
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-40	485,000	522,420
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-41	150,000	159,598
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-42	200,000	210,097
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	1,250,000	1,169,522
State of Washington Series B, GO	5.000	06-01-47	1,600,000	1,685,929
Three Rivers Regional Wastewater Authority (C)	4.000	09-01-43	900,000	888,659
Washington State Housing Finance Commission Bayview Manor II Project, Series B-2 (A)	4.200	07-01-29	1,000,000	1,000,052
Washington State Housing Finance Commission Horizon House Project, Series B-1 (F)	5.000	01-01-35	2,500,000	2,506,148
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series B-1 (A)	4.500	07-01-30	2,535,000	2,535,060
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.125	07-01-53	1,000,000	1,075,861
West Virginia 1.0%				14,869,753
County of Ohio The Highlands Project	5.000	06-01-33	400,000	429,316
County of Ohio The Highlands Project	5.250	06-01-44	750,000	764,937
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	44

	Rate (%)	Maturity date	Par value^	Value
West Virginia (continued)
County of Ohio Special District Excise Tax Revenue Fort Henry Opportunity Development District - The Highlands Project, Series A (C)(F)	5.250	06-01-45	750,000	$801,606
West Virginia Economic Development Authority Commercial Metals Company Project, AMT	4.625	04-15-55	4,480,000	4,547,605
West Virginia Economic Development Authority Mitchell Project, Series A, AMT	4.700	04-01-36	3,000,000	3,014,122
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (C)	5.000	09-01-40	1,125,000	1,200,981
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (C)	5.375	09-01-53	2,925,000	3,098,564
West Virginia Hospital Finance Authority West Virginia University Health System Obligated Group, Series A	5.000	06-01-41	945,000	1,012,622
Wisconsin 2.6%				37,627,543
County of Milwaukee Series B, GO	0.050	08-01-38	480,000	287,708
County of Milwaukee Series B, GO	0.050	08-01-39	735,000	418,089
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-35	445,000	500,985
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-37	445,000	492,678
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-38	200,000	219,786
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-34	2,360,000	2,321,968
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	130,000	125,395
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	50,000	50,835
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-30	300,000	313,242
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-35	900,000	967,886
Public Finance Authority CHF Manoa LLC, Series A (A)	5.250	07-01-38	1,000,000	1,041,995
Public Finance Authority CHF Manoa LLC, Series A (A)	5.500	07-01-43	1,000,000	1,016,250
Public Finance Authority Driftwood Golf and Ranch Club Project, GO (A)(D)	6.489	12-15-39	3,956,000	1,615,596
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	2,530,000	2,533,306
45	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Gardner-Webb University (A)	5.000	07-01-31	3,000,000	$2,974,167
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-28	200,000	209,092
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-30	400,000	430,789
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-33	350,000	387,273
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-35	100,000	110,866
Public Finance Authority Lenoir-Rhyne University	5.000	04-01-32	1,335,000	1,410,630
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.000	05-15-29	2,000,000	2,021,196
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-42	2,785,000	2,792,670
Public Finance Authority Midtown Project (A)(D)	5.900	12-15-34	3,250,000	1,921,090
Public Finance Authority Pinecrest Academy Sloan Canyon Campus Project, Series A (A)	4.000	07-15-34	1,000,000	982,341
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	500,000	415,417
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	750,000	648,625
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	400,000	312,730
Public Finance Authority Viticus Group Project, Series A (A)	6.250	12-01-45	820,000	833,719
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	980,000	996,410
Sparta Area School District Promissory Notes, GO (C)	3.000	03-01-37	975,000	912,877
Wisconsin Health & Educational Facilities Authority Bellin Memorial Hospital, Inc., Series A	5.000	12-01-37	800,000	878,203
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.000	04-01-42	1,100,000	1,034,357
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	5.625	07-01-35	475,000	499,003
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.375	07-01-45	1,030,000	1,076,584
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	46

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	250,000	$162,505
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	580,000	362,422
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	1,000,000	917,872
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	4.000	08-15-30	1,200,000	1,184,355
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-1	4.400	08-15-29	1,450,000	1,450,001
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	800,000	796,630
Wyoming 0.3%				4,728,968

County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	4,970,000	4,728,968
Corporate bonds 0.2%				$3,079,463
(Cost $3,573,003)
Materials 0.2%				3,079,463
Paper and forest products 0.2%
Domtar Corp. (A)	6.750	10-01-28	3,850,000	3,079,463

	Shares	Value
Closed-end funds 0.2%		$3,112,027
(Cost $3,219,144)
BlackRock Municipal Income Trust	75,000	746,250
BlackRock MuniYield Fund, Inc.	125,000	1,300,000
PIMCO Municipal Income Fund II	138,054	1,065,777

	Yield (%)	Shares	Value
Short-term investments 0.6%			$8,025,365
(Cost $8,025,530)
Short-term funds 0.6%
John Hancock Collateral Trust (G)	3.9009(H)	802,288	8,025,365

Total investments (Cost $1,381,871,389) 98.7%			$1,409,958,537
Other assets and liabilities, net 1.3%			19,118,027
Total net assets 100.0%			$1,429,076,564

47	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $179,153,624 or 12.5% of the fund’s net assets as of 11-30-25.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Non-income producing - Issuer is in default.
(F)	Security purchased or sold on a when-issued or delayed delivery basis.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 11-30-25.
At 11-30-25, the aggregate cost of investments for federal income tax purposes was $1,379,387,114. Net unrealized appreciation aggregated to $30,571,423, of which $42,323,953 related to gross unrealized appreciation and $11,752,530 related to gross unrealized depreciation.
Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	6.1
Build America Mutual Assurance Company	4.1
National Public Finance Guarantee Corp.	0.1
TOTAL	10.3
The fund had the following portfolio composition as a percentage of net assets on 11-30-25:
General obligation bonds	13.8%
Revenue bonds	83.9%
Other revenue	24.0%
Health care	18.4%
Education	9.6%
Development	8.7%
Airport	8.7%
Utilities	3.9%
Transportation	3.1%
Water and sewer	3.1%
Housing	2.7%
Pollution	1.0%
Tobacco	0.5%
Facilities	0.2%
Closed-end funds	0.2%
Corporate bonds	0.2%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	48

Short-term investments and other	1.9%
TOTAL	100.0%
49	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,373,845,859)	$1,401,933,172
Affiliated investments, at value (Cost $8,025,530)	8,025,365
Total investments, at value (Cost $1,381,871,389)	1,409,958,537
Cash	4,056,302
Dividends and interest receivable	19,606,376
Receivable for fund shares sold	3,344,368
Receivable from affiliates	2,638
Other assets	119,975
Total assets	1,437,088,196
Liabilities
Distributions payable	101,420
Payable for delayed-delivery securities purchased	6,267,358
Payable for fund shares repurchased	1,381,877
Payable to affiliates
Accounting and legal services fees	45,799
Transfer agent fees	81,142
Distribution and service fees	4,906
Trustees’ fees	1,828
Other liabilities and accrued expenses	127,302
Total liabilities	8,011,632
Net assets	$1,429,076,564
Net assets consist of
Paid-in capital	$1,430,166,536
Total distributable earnings (loss)	(1,089,972)
Net assets	$1,429,076,564

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($605,559,056 ÷ 66,768,590 shares)[1]	$9.07
Class C ($5,911,130 ÷ 651,849 shares)[1]	$9.07
Class I ($628,890,154 ÷ 69,231,372 shares)	$9.08
Class R6 ($188,716,224 ÷ 20,769,309 shares)	$9.09
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.45

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	50

STATEMENT OF OPERATIONS For the six months ended 11-30-25 (unaudited)

Investment income
Interest	$29,873,292
Dividends	95,088
Dividends from affiliated investments	87,795
Total investment income	30,056,175
Expenses
Investment management fees	3,142,350
Distribution and service fees	762,999
Accounting and legal services fees	130,693
Transfer agent fees	479,153
Trustees’ fees	15,602
Custodian fees	79,466
State registration fees	78,597
Printing and postage	24,600
Professional fees	55,763
Other	59,084
Total expenses	4,828,307
Less expense reductions	(431,752)
Net expenses	4,396,555
Net investment income	25,659,620
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(3,449,880)
Affiliated investments	401
Futures contracts	925,503
(2,523,976)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	41,057,521
Affiliated investments	(265)
41,057,256
Net realized and unrealized gain	38,533,280
Increase in net assets from operations	$64,192,900
51	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-25 (unaudited)	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$25,659,620	$45,600,320
Net realized loss	(2,523,976)	(6,267,009)
Change in net unrealized appreciation (depreciation)	41,057,256	(11,193,940)
Increase in net assets resulting from operations	64,192,900	28,139,371
Distributions to shareholders
From earnings
Class A	(10,587,888)	(19,487,329)
Class C	(86,826)	(197,220)
Class I	(10,872,720)	(18,338,751)
Class R6	(3,434,123)	(6,289,119)
Total distributions	(24,981,557)	(44,312,419)
From fund share transactions	79,979,174	192,694,540
Total increase	119,190,517	176,521,492
Net assets
Beginning of period	1,309,886,047	1,133,364,555
End of period	$1,429,076,564	$1,309,886,047
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	52

Financial highlights
CLASS A SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.81	$8.89	$8.87	$9.19	$10.14	$9.55
Net investment income[2]	0.17	0.32	0.31	0.28	0.25	0.27
Net realized and unrealized gain (loss) on investments	0.25	(0.09)	0.01	(0.32)	(0.93)	0.60
Total from investment operations	0.42	0.23	0.32	(0.04)	(0.68)	0.87
Less distributions
From net investment income	(0.16)	(0.31)	(0.30)	(0.28)	(0.27)	(0.28)
Net asset value, end of period	$9.07	$8.81	$8.89	$8.87	$9.19	$10.14
Total return (%)[3,4]	4.83[5]	2.55	3.64	(0.44)	(6.94)	9.34
Ratios and supplemental data
Net assets, end of period (in millions)	$606	$577	$528	$454	$399	$450
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[6]	0.84	0.82	0.88	0.91	0.93
Expenses including reductions	0.74[6]	0.73	0.71	0.74	0.80	0.82
Net investment income	3.71[6]	3.53	3.45	3.14	2.55	2.75
Portfolio turnover (%)	17	54	50	38	32	20

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
53	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.81	$8.89	$8.87	$9.19	$10.14	$9.55
Net investment income[2]	0.13	0.25	0.24	0.21	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.26	(0.09)	0.01	(0.32)	(0.93)	0.60
Total from investment operations	0.39	0.16	0.25	(0.11)	(0.75)	0.80
Less distributions
From net investment income	(0.13)	(0.24)	(0.23)	(0.21)	(0.20)	(0.21)
Net asset value, end of period	$9.07	$8.81	$8.89	$8.87	$9.19	$10.14
Total return (%)[3,4]	4.44[5]	1.79	2.86	(1.18)	(7.55)	8.42
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$7	$8	$9	$12	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.61[6]	1.59	1.57	1.63	1.66	1.68
Expenses including reductions	1.49[6]	1.47	1.46	1.49	1.55	1.57
Net investment income	2.95[6]	2.78	2.70	2.37	1.80	2.02
Portfolio turnover (%)	17	54	50	38	32	20

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	54

CLASS I SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.82	$8.90	$8.88	$9.21	$10.16	$9.57
Net investment income[2]	0.17	0.33	0.32	0.30	0.26	0.29
Net realized and unrealized gain (loss) on investments	0.26	(0.09)	0.01	(0.34)	(0.93)	0.60
Total from investment operations	0.43	0.24	0.33	(0.04)	(0.67)	0.89
Less distributions
From net investment income	(0.17)	(0.32)	(0.31)	(0.29)	(0.28)	(0.30)
Net asset value, end of period	$9.08	$8.82	$8.90	$8.88	$9.21	$10.16
Total return (%)[3]	4.90[4]	2.71	3.79	(0.39)	(6.69)	9.38
Ratios and supplemental data
Net assets, end of period (in millions)	$629	$549	$442	$333	$87	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.61[5]	0.60	0.57	0.63	0.66	0.68
Expenses including reductions	0.59[5]	0.58	0.56	0.59	0.65	0.67
Net investment income	3.86[5]	3.68	3.60	3.32	2.72	2.90
Portfolio turnover (%)	17	54	50	38	32	20

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
55	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.82	$8.91	$8.88	$9.21	$10.16	$9.57
Net investment income[2]	0.18	0.34	0.32	0.30	0.27	0.29
Net realized and unrealized gain (loss) on investments	0.26	(0.10)	0.02	(0.34)	(0.93)	0.60
Total from investment operations	0.44	0.24	0.34	(0.04)	(0.66)	0.89
Less distributions
From net investment income	(0.17)	(0.33)	(0.31)	(0.29)	(0.29)	(0.30)
Net asset value, end of period	$9.09	$8.82	$8.91	$8.88	$9.21	$10.16
Total return (%)[3]	5.06[4]	2.65	3.92	(0.37)	(6.66)	9.42
Ratios and supplemental data
Net assets, end of period (in millions)	$189	$177	$156	$118	$37	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	0.54[5]	0.54	0.56	0.61	0.63	0.65
Expenses including reductions	0.52[5]	0.52	0.55	0.58	0.62	0.64
Net investment income	3.94[5]	3.74	3.61	3.33	2.73	2.92
Portfolio turnover (%)	17	54	50	38	32	20

[1]	Six months ended 11-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	56

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
57	JOHN HANCOCK Municipal Opportunities Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$1,395,741,682	—	$1,395,741,682	—
Corporate bonds	3,079,463	—	3,079,463	—
Closed-end funds	3,112,027	$3,112,027	—	—
Short-term investments	8,025,365	8,025,365	—	—
Total investments in securities	$1,409,958,537	$11,137,392	$1,398,821,145	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
| JOHN HANCOCK Municipal Opportunities Fund	58

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2025 were $4,066.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $16,559,345 and a long-term capital loss carryforward of $14,281,604 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
59	JOHN HANCOCK Municipal Opportunities Fund |

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2025, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging up to $109.3 million, as measured at each quarter end. There were no open futures contracts as of November 30, 2025.
| JOHN HANCOCK Municipal Opportunities Fund	60

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$925,503
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets; (b) 0.460% of the next $500 million of the fund’s average daily net assets; (c) 0.410% of the next $2 billion of the fund’s average daily net assets; and (d) 0.385% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.50% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2025, the expense limitation was 0.51% of the fund’s average daily net assets.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
61	JOHN HANCOCK Municipal Opportunities Fund |

For the six months ended November 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$58,805
Class C	604
Class I	58,301
Class	Expense reduction
Class R6	$17,960
Total	$135,670

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2025, were equivalent to a net annual effective rate of 0.45% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $293,042 and $3,040 for Class A and Class C shares, respectively, for the six months ended November 30, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $58,758 for the six months ended November 30, 2025. Of this amount, $8,107 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $50,651 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2025, CDSCs received by the Distributor amounted to $32,805 and $116 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing
| JOHN HANCOCK Municipal Opportunities Fund	62

recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$732,605	$237,410
Class C	30,394	2,463
Class I	—	234,173
Class R6	—	5,107
Total	$762,999	$479,153
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2025 and for the year ended May 31, 2025 were as follows:
	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,729,456	$60,185,215	16,804,783	$151,257,108
Distributions reinvested	1,135,130	10,155,206	2,061,791	18,579,025
Repurchased	(6,652,755)	(59,216,327)	(12,693,480)	(113,706,615)
Net increase	1,211,831	$11,124,094	6,173,094	$56,129,518
Class C shares
Sold	86,812	$783,912	148,298	$1,345,840
Distributions reinvested	9,387	83,932	21,433	193,277
Repurchased	(187,269)	(1,672,910)	(271,986)	(2,453,055)
Net decrease	(91,070)	$(805,066)	(102,255)	$(913,938)
Class I shares
Sold	15,065,903	$134,824,324	29,287,530	$263,985,626
Distributions reinvested	1,196,387	10,720,667	2,006,869	18,113,175
Repurchased	(9,225,238)	(82,245,306)	(18,775,968)	(168,309,401)
Net increase	7,037,052	$63,299,685	12,518,431	$113,789,400
63	JOHN HANCOCK Municipal Opportunities Fund |

	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	3,722,524	$33,343,460	7,504,505	$67,636,041
Distributions reinvested	383,177	3,434,000	696,466	6,288,187
Repurchased	(3,413,371)	(30,416,999)	(5,610,093)	(50,234,668)
Net increase	692,330	$6,360,461	2,590,878	$23,689,560
Total net increase	8,850,143	$79,979,174	21,180,148	$192,694,540
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $296,974,451 and $234,330,792, respectively, for the six months ended November 30, 2025.
Note 8—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	802,288	$7,238,898	$120,858,145	$(120,071,814)	$401	$(265)	$87,795	—	$8,025,365
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Municipal Opportunities Fund	64

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal:  To elect five Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	154,975,754	4,742,533
Christine L. Hurtsellers	157,984,399	1,733,889
Kenneth J. Phelan	155,037,053	4,681,234
Thomas R. Wright	155,075,447	4,642,840

Non-Independent Trustee
Kristie M. Feinberg	157,805,143	1,913,144
65	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Municipal Opportunities Fund. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27–29, 2025. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23–26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
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Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
67	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one- and five-year periods ended December 31, 2024,  underperformed for the ten-year period and performed in-line for the three-year period. The Board also noted that the fund outperformed its peer group median for the one-, five- and ten-year periods ended December 31, 2024 and underperformed for the three-year period. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to its benchmark index for the one- and five-year periods and to its peer group median for the one-, five- and ten-year periods. The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the ten-year period and to its peer group median for the three-year period. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund were higher than the peer group median and net total expenses for the fund were lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The
| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	68

Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
69	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	70

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
71	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
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Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5039539	52SA 11/25
1/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Short Duration Municipal Opportunities Fund
Fixed income
November 30, 2025

John Hancock
Short Duration Municipal Opportunities Fund

2	Fund’s investments
16	Financial statements
19	Financial highlights
23	Notes to financial statements
30	Shareholder meeting
31	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |

Fund’s investments
AS OF 11-30-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 87.9%				$82,525,907
(Cost $81,618,003)
Alabama 7.5%				7,019,333
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	300,000	306,657
Black Belt Energy Gas District Gas Project, Series A	5.250	05-01-56	500,000	516,721
Black Belt Energy Gas District Gas Project, Series C (A)	5.500	11-01-56	1,000,000	1,060,077
City of Birmingham Birmingham Water Works Board (A)	3.750	09-01-26	500,000	499,994
Energy Southeast, a Cooperative District Series A	5.000	11-01-35	500,000	539,732
Energy Southeast, a Cooperative District Series B	5.000	09-01-33	500,000	518,394
Energy Southeast, a Cooperative District Series B	5.250	07-01-54	500,000	543,599
Lower Alabama Gas District Gas Project No. 2, Series A	4.000	12-01-50	250,000	250,000
Phenix City Industrial Development Board MeadWestvaco Coated Board Project, Series A, AMT	4.125	05-15-35	300,000	295,587
Southeast Energy Authority, a Cooperative District Commodity Supply Project No. 5, Series A	5.250	01-01-54	265,000	280,311
Southeast Energy Authority, a Cooperative District Series B	5.250	03-01-55	500,000	530,187
Southeast Energy Authority, a Cooperative District Series C	5.000	05-01-55	310,000	332,782
Southeast Energy Authority, a Cooperative District Series E	5.000	10-01-30	1,250,000	1,345,292
Arizona 1.1%				1,012,975
Arizona Industrial Development Authority Academies of Math & Science Projects, Series A (A)	4.875	07-01-60	150,000	149,703
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	385,000	390,751
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	450,000	457,424
University of Arizona Board of Regents	5.000	06-01-37	15,000	15,097
Arkansas 0.4%				349,990
Little Rock School District Construction Bonds, GO	3.000	02-01-28	350,000	349,990
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	2

	Rate (%)	Maturity date	Par value^	Value
California 8.4%				$7,899,868
California Community Choice Financing Authority Clean Energy Project, Series C	5.000	12-01-55	500,000	532,255
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	640,000	688,236
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	11-01-33	700,000	766,655
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	02-01-55	300,000	327,693
California Community Choice Financing Authority Clean Energy Project, Series H	5.000	01-01-56	515,000	568,170
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	500,000	508,062
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	300,000	302,672
California Municipal Finance Authority Linxs APM Project, Series A, AMT (B)	3.250	12-31-32	500,000	487,341
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	100,000	100,769
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	264,969
California Pollution Control Financing Authority Republic Services, Inc. Project, Series A-1, AMT (A)	3.450	11-01-42	700,000	700,051
California School Finance Authority Alliance for College Ready Public Schools Project, Series A (A)	5.000	07-01-36	300,000	300,257
California Statewide Communities Development Authority Kaiser Permanente, Series 2003-D	5.000	05-01-33	480,000	522,771
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	300,000	307,230
Patterson Joint Unified School District 2008 Election, Series A, GO (B)(C)	2.690	08-01-26	515,000	505,816
San Francisco City & County Airport Commission Series C, AMT	5.000	05-01-32	400,000	447,041
San Joaquin Valley Clean Energy Authority Clean Energy Project, Series A	5.500	01-01-56	500,000	569,880
Colorado 3.1%				2,949,998
Colorado Educational & Cultural Facilities Authority Kent Denver School Project	4.000	06-01-35	400,000	418,549
Colorado Health Facilities Authority Frasier Project, Series 2023-A	3.000	05-15-30	340,000	332,700
3	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Colorado Housing and Finance Authority Series E-2, Class I	3.350	10-01-29	430,000	$434,393
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	100,000	103,000
Park Creek Metropolitan District Series A (B)	4.000	12-01-35	475,000	484,826
Rampart Range Metropolitan District No. 1 (B)	5.000	12-01-26	305,000	310,508
Rampart Range Metropolitan District No. 1 (B)	5.000	12-01-27	445,000	461,297
South Maryland Creek Ranch Metropolitan District, GO (B)	5.000	12-01-29	195,000	208,599
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (B)	5.000	12-01-34	175,000	196,126
Connecticut 0.6%				601,834
City of Bridgeport Series B, GO	5.000	08-15-27	170,000	176,406
Stamford Housing Authority Mozaic Concierge Living Project, Series C	4.750	10-01-32	215,000	221,572
Town of Hamden Whitney Center Project	5.000	01-01-50	230,000	203,856
Delaware 1.3%				1,259,403
Delaware County Authority Cabrini University	5.000	07-01-31	30,000	30,979
Delaware State Economic Development Authority Delmarva Power & Light Company Project, Series A	3.600	01-01-31	700,000	721,706
Delaware State Economic Development Authority NRG Energy Project, Series A	4.000	10-01-45	500,000	506,718
District of Columbia 1.4%				1,272,929
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	4.000	10-01-35	750,000	763,498
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	500,000	509,431
Florida 7.7%				7,265,768
Cabot Citrus Farms Community Development District	5.250	03-01-29	800,000	809,409
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	300,000	312,888
County of Broward Port Facilities Revenue Series B, AMT	5.000	09-01-28	500,000	522,103
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	255,000	276,990
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-34	500,000	559,712
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	4

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Firethorn Community Development District Assessment Area One	4.100	05-01-30	475,000	$475,254
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	200,000	207,033
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	25,000	25,671
Florida Development Finance Corp. Solid Waste Southeast LLC Project, Series A, AMT (A)	4.375	10-01-54	500,000	507,037
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series B-2 (A)	4.450	11-15-31	200,000	201,978
Greater Orlando Aviation Authority United Airlines, Inc. Project, AMT	5.250	11-01-34	500,000	538,466
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	750,000	802,159
North Miami Community Redevelopment Agency Series A	5.000	03-01-31	500,000	545,048
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities	5.000	11-15-32	115,000	116,422
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	15,000	15,748
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	70,000	74,631
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	216,598
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	230,000	229,938
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	10,000	9,984
Town of Davie Nova Southeastern University Project	5.000	04-01-31	330,000	345,723
Village Community Development District CDD No. 15 (A)	4.000	05-01-34	250,000	252,906
Winter Garden Village at Fowler Groves Community Development District	3.750	05-01-31	220,000	220,070
Georgia 4.6%				4,295,856
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	250,000	252,756
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	505,889
Development Authority of Burke County Oglethorpe Power Corp. Vogtle Project, Series A	3.600	01-01-40	500,000	507,182
Main Street Natural Gas, Inc. Series A	4.000	09-01-52	400,000	411,007
Main Street Natural Gas, Inc. Series A	5.000	05-15-26	550,000	553,834
5	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	250,000	$265,139
Main Street Natural Gas, Inc. Series B	5.000	12-01-55	650,000	713,500
Main Street Natural Gas, Inc. Series D	5.000	04-01-54	500,000	539,646
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	500,000	536,242
Municipal Electric Authority of Georgia Series A	5.000	01-01-29	10,000	10,661
Illinois 5.0%				4,677,927
Chicago Midway International Airport Series A, AMT	5.000	01-01-30	550,000	550,916
Chicago Midway International Airport Series A, AMT	5.000	01-01-32	1,000,000	1,091,222
Chicago O’Hare International Airport Series E, AMT	5.000	01-01-27	500,000	509,847
City of Chicago Wastewater Transmission Revenue Series B (B)	5.000	01-01-30	250,000	255,332
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	150,000	149,623
Illinois Finance Authority Clark-Lindsey Village, Series A	5.375	06-01-42	10,000	9,680
Illinois Finance Authority Music and Dance Theater Chicago (A)	5.000	10-01-35	295,000	299,944
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	5.000	12-15-28	500,000	518,146
State of Illinois Series B, GO	5.250	10-01-29	500,000	542,160
State of Illinois, GO	4.125	11-01-31	575,000	578,503
Village of Bedford Park Hotel/Motel Tax Revenue Series A (B)	5.000	12-01-35	155,000	172,554
Indiana 0.9%				862,437
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	225,000	237,615
Indiana Finance Authority Indiana Masonic Home Project, Series A	4.300	05-01-29	500,000	505,722
Indiana Finance Authority Indiana University Health, Series B-2	5.000	10-01-60	110,000	119,100
Iowa 0.2%				209,707
Iowa Finance Authority Gevo NW Iowa RNG Project, AMT	3.875	01-01-42	210,000	209,707
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	6

	Rate (%)	Maturity date	Par value^	Value
Kansas 1.4%				$1,280,069
City of Garden City Sports of the World Star Bond Project, Phase II (A)	4.000	06-01-29	200,000	198,164
City of Garden City Sports of the World Star Bond Project, Phase II (A)	4.250	06-01-33	500,000	497,776
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	350,000	334,121
City of Topeka Combined Utility Revenue Series A	3.000	08-01-27	250,000	250,008
Kentucky 1.0%				902,585
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	500,000	501,831
Kentucky Public Energy Authority Series A	5.000	05-01-55	260,000	276,033
Northern Kentucky Water District Series B	3.125	02-01-29	125,000	124,721
Maine 0.2%				155,089
Finance Authority of Maine Casella Waste System, Inc. Project, Series R-3, AMT (A)	5.000	08-01-35	150,000	155,089
Maryland 0.0%				50,944
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-2	5.000	07-01-45	50,000	50,944
Massachusetts 0.6%				542,385
City of Fall River, GO	2.000	12-01-32	400,000	366,223
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-2 (A)	5.000	12-01-29	150,000	150,068
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-30	15,000	15,562
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-37	10,000	10,532
Michigan 3.0%				2,828,751
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	100,000	103,104
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	145,000	149,500
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series B-1 (D)	4.750	11-01-30	500,000	500,140
Grand Valley State University Series A	5.000	12-01-32	500,000	503,910
Michigan Finance Authority McLaren Healthcare, Series D-2	1.200	10-15-38	345,000	326,099
7	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Michigan State Hospital Finance Authority Corewell Health, Series B	5.000	08-15-55	200,000	$222,446
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	35,000	36,301
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series D, AMT	5.000	12-01-35	585,000	654,421
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series D, AMT	5.000	12-01-36	300,000	332,830
Minnesota 2.2%				2,065,741
Cambridge-Isanti Independent School District No. 911 Series A, GO	2.000	02-01-34	915,000	786,638
City of Eden Prairie Series A, GO	2.000	02-01-33	660,000	591,518
Delano Independent School District No. 879 School Building, Series A, GO	3.000	02-01-28	690,000	687,585
Mississippi 0.2%				197,129
Mississippi Development Bank Hancock County Gomesa Project (A)	4.550	11-01-39	195,000	197,129
Missouri 1.4%				1,291,013
I-470 Western Gateway Transportation Development District Series A (A)	4.500	12-01-29	300,000	300,459
Industrial Development Authority of the City of St. Louis Union Station Phase 2 Redevelopment Project, Series A	4.875	06-15-34	345,000	352,204
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-27	200,000	202,164
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	280,000	284,584
Waynesville R-VI School District Certificates of Participation	5.000	04-15-30	140,000	151,602
Montana 0.3%				253,828
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	250,000	253,828
Nebraska 0.3%				268,883
Central Plains Energy Project Subseries A-1	5.000	08-01-55	250,000	268,883
Nevada 0.4%				398,050
State of Nevada Department of Business & Industry Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	505,000	398,050
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	8

	Rate (%)	Maturity date	Par value^	Value
New Hampshire 1.6%				$1,550,514
New Hampshire Business Finance Authority Bridgeland Water & Utility District (A)	5.375	12-15-35	600,000	599,444
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(C)	7.029	12-15-32	500,000	307,754
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-34	75,000	82,605
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-38	100,000	107,846
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	25,000	25,223
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	175,000	176,894
New Hampshire Health & Education Facilities Authority Darmouth College, Series B	3.300	06-01-40	250,000	250,748
New Jersey 2.2%				2,060,778
New Jersey Housing & Mortgage Finance Agency Series B	3.375	11-01-27	435,000	436,514
New Jersey Institute of Technology Series A (B)	5.000	07-01-36	500,000	582,902
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	549,276
State of New Jersey, GO	2.000	06-01-27	500,000	492,086
New York 1.5%				1,394,737
Albany County Airport Authority Series B, AMT	5.000	12-15-26	475,000	484,173
Farmingdale Union Free School District, GO	2.000	09-15-34	225,000	193,895
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	150,000	177,439
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.000	11-01-26	5,000	5,113
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-1, AMT (A)	4.250	09-01-50	500,000	503,600
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	30,000	30,517
North Carolina 1.4%				1,333,221
North Carolina Capital Facilities Finance Agency High Point University	4.000	05-01-33	15,000	15,407
North Carolina Capital Facilities Finance Agency High Point University	4.000	05-01-34	750,000	767,688
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series 2024B-1	4.250	10-01-28	250,000	250,090
9	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
North Carolina (continued)
State of North Carolina Series C	3.000	05-01-28	300,000	$300,036
North Dakota 0.7%				684,013
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	185,000	185,086
City of Bismarck Series T, GO	2.500	05-01-26	500,000	498,927
Ohio 3.0%				2,824,718
American Municipal Power, Inc. Combined Hydroelectric Projects, Series A	5.000	02-15-33	400,000	455,506
City of Columbus Series A, GO	3.000	08-15-32	750,000	750,043
County of Fayette, GO (B)	3.000	12-01-32	500,000	493,201
County of Ohio The Highlands Project	5.000	06-01-32	365,000	390,854
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	300,000	307,411
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-32	250,000	280,542
Ohio Air Quality Development Authority FirstEnergy, Series D	4.250	08-01-29	150,000	147,161
Oklahoma 0.6%				569,181
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	235,000	253,088
Cleveland Educational Facilities Authority Cleveland Public Schools Project	5.000	09-01-33	285,000	316,093
Oregon 1.7%				1,561,083
City of Newport Series B, GO (B)(C)	3.047	06-01-27	400,000	382,135
Oregon City School District No. 62 Series A, GO (C)	2.858	06-15-29	450,000	406,684
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-28	320,000	330,732
Oregon State Lottery Series A	5.000	04-01-28	190,000	200,673
Washington County Oregon School District No.48 Series A, GO (C)	3.077	06-15-31	165,000	139,162
Washington County Oregon School District No.48 Series A, GO (C)	3.158	06-15-32	125,000	101,697
Pennsylvania 3.9%				3,639,201
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	447,690
Boyertown Area School District, GO (B)	4.000	11-01-27	425,000	425,395
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	10

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	220,000	$221,873
City of Philadelphia Airport Revenue Private Activity, AMT	5.000	07-01-31	500,000	549,401
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	35,000	34,821
Lancaster County Hospital Authority Masonic Villages Project, Series A	5.000	11-01-32	445,000	492,925
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-31	200,000	200,591
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	600,000	604,447
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series C	5.250	12-01-37	500,000	503,958
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	160,000	158,100
Puerto Rico 0.2%				172,800
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (C)	2.485	11-01-43	270,000	172,800
Rhode Island 0.6%				559,939
Rhode Island Health and Educational Building Corp. RI Properties LLC Project, Series A (B)	5.000	07-01-32	210,000	229,586
Rhode Island Health and Educational Building Corp. RI Properties LLC Project, Series A (B)	5.000	07-01-33	300,000	330,353
South Carolina 1.3%				1,239,707
Fort Mill School District No. 4 Series E, GO	3.000	03-01-31	220,000	218,989
Richland County School District No. 1 Series D, GO	3.500	03-01-28	350,000	350,118
South Carolina Jobs-Economic Development Authority Wofford College	5.000	04-01-27	25,000	25,135
South Carolina Public Service Authority Series A	5.000	12-01-30	295,000	298,193
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	350,000	347,272
Tennessee 1.8%				1,693,777
Clarksville Independent School District, GO	2.000	02-15-34	455,000	405,338
Knoxville Industrial Development Board Maplehurst Park Apartments Project (A)	4.250	11-01-30	750,000	744,993
11	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Tennessee (continued)
Tennessee Energy Acquisition Corp. Series A	5.000	12-01-35	500,000	$543,446
Texas 8.9%				8,374,396
Alief Independent School District, GO	2.000	02-15-35	530,000	453,934
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	12.000	06-01-43	93,737	13,592
City of Georgetown Series A, GO	3.000	08-15-29	775,000	775,013
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-33	500,000	538,167
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	4.250	09-01-33	350,000	350,386
City of San Antonio Electric & Gas Systems Revenue Series A	3.080	02-01-55	500,000	500,095
Dallas Fort Worth International Airport Series A-2, AMT	5.000	11-01-50	800,000	875,161
Dallas Fort Worth International Airport Series C, AMT	5.000	11-01-30	500,000	544,347
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-30	225,000	245,554
Elevon Municipal Utility District No. 1-A, GO (B)	4.000	09-01-33	310,000	315,526
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,607
Harris County Municipal Utility District No. 171 Series A, GO (B)	3.000	12-01-32	200,000	193,821
Harrisburg Redevelopment Authority (B)	5.000	09-01-30	450,000	488,004
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	4.000	09-01-35	50,000	49,266
Montgomery County Higher Education and Health Authority Thomas Jefferson University Project	5.000	09-01-26	230,000	233,659
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-29	120,000	127,891
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-30	130,000	140,498
New Hope Cultural Education Facilities Finance Corp. Bella Vida Facility Living Project, Series B-1	5.250	10-01-30	250,000	251,115
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.250	07-01-32	100,000	100,901
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	210,000	209,211
Port Authority of Houston Series A, AMT, GO	5.000	10-01-32	345,000	360,970
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	12

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Port of Beaumont Industrial Development Authority Jefferson Gulf Coast Energy Project, Series B (A)	4.100	01-01-28	250,000	$226,523
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	300,000	301,107
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	55,000	56,011
Texas Public Finance Authority Texas Southern University	5.000	05-01-26	520,000	523,037
Utah 0.3%				283,064
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-28	140,000	140,968
Utah Infrastructure Agency Telecommunication Revenue	5.000	10-15-29	135,000	142,096
Vermont 0.3%				252,004
Vermont Economic Development Authority Casella Waste System, Inc. Project, Series A-2, AMT (A)	4.375	06-01-52	250,000	252,004
Virginia 1.3%				1,202,409
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	202,420
Virginia Housing Development Authority Series G	3.125	07-01-56	1,000,000	999,989
Washington 1.7%				1,634,541
Klickitat County Public Utility District No. 1 Electric Revenue Refunding (B)	5.000	12-01-32	300,000	340,341
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	400,000	436,373
Port of Seattle Series B, AMT	5.000	08-01-26	500,000	506,966
Washington State Housing Finance Commission Horizon House Project, Series B-1 (D)	5.000	01-01-35	350,000	350,861
West Virginia 0.4%				355,282
West Virginia Economic Development Authority Commercial Metals Company Project, AMT	4.625	04-15-55	350,000	355,282
Wisconsin 1.3%				1,228,050
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-30	200,000	208,828
Public Finance Authority Driftwood Golf and Ranch Club Project, GO (A)(C)	6.489	12-15-39	500,000	204,196
13	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-28	315,000	$329,319
Public Finance Authority Midtown Project (A)(C)	5.900	12-15-34	350,000	206,887

Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	280,000	278,820
Corporate bonds 0.1%				$119,979
(Cost $139,040)
Materials 0.1%				119,979
Paper and forest products 0.1%
Domtar Corp. (A)	6.750	10-01-28	150,000	119,979

	Yield (%)	Shares	Value
Short-term investments 5.3%			$4,952,429
(Cost $4,952,436)
Short-term funds 5.3%
John Hancock Collateral Trust (E)	3.9009(F)	495,089	4,952,429

Total investments (Cost $86,709,479) 93.3%			$87,598,315
Other assets and liabilities, net 6.7%			6,328,182
Total net assets 100.0%			$93,926,497

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,709,167 or 12.5% of the fund’s net assets as of 11-30-25.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 11-30-25.
At 11-30-25, the aggregate cost of investments for federal income tax purposes was $86,650,903. Net unrealized appreciation aggregated to $947,412, of which $1,170,031 related to gross unrealized appreciation and $222,619 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	14

Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	5.8
Build America Mutual Assurance Company	2.6
TOTAL	8.4
The fund had the following portfolio composition as a percentage of net assets on 11-30-25:
General obligation bonds	14.2%
Revenue bonds	73.7%
Other revenue	21.8%
Airport	11.4%
Development	11.1%
Health care	8.6%
Housing	5.8%
Education	5.5%
Utilities	4.4%
Pollution	2.9%
Water and sewer	1.6%
Transportation	0.6%
Corporate bonds	0.1%
Short-term investments and other	12.0%
TOTAL	100.0%
15	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $81,757,043)	$82,645,886
Affiliated investments, at value (Cost $4,952,436)	4,952,429
Total investments, at value (Cost $86,709,479)	87,598,315
Cash	223,735
Interest receivable	934,598
Receivable for fund shares sold	6,173,932
Receivable from affiliates	2,522
Other assets	43,693
Total assets	94,976,795
Liabilities
Distributions payable	49,893
Payable for delayed-delivery securities purchased	850,000
Payable for fund shares repurchased	105,467
Payable to affiliates
Accounting and legal services fees	2,476
Transfer agent fees	4,335
Trustees’ fees	78
Other liabilities and accrued expenses	38,049
Total liabilities	1,050,298
Net assets	$93,926,497
Net assets consist of
Paid-in capital	$93,022,267
Total distributable earnings (loss)	904,230
Net assets	$93,926,497

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($6,910,472 ÷ 675,834 shares)[1]	$10.23
Class C ($467,127 ÷ 45,693 shares)[1]	$10.22
Class I ($70,414,046 ÷ 6,884,879 shares)	$10.23
Class R6 ($16,134,852 ÷ 1,577,581 shares)	$10.23
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$10.47

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	16

STATEMENT OF OPERATIONS For the six months ended 11-30-25 (unaudited)

Investment income
Interest	$1,290,607
Dividends from affiliated investments	28,656
Total investment income	1,319,263
Expenses
Investment management fees	116,975
Distribution and service fees	3,540
Accounting and legal services fees	6,125
Transfer agent fees	18,197
Trustees’ fees	616
Custodian fees	12,122
State registration fees	39,957
Printing and postage	8,928
Professional fees	27,567
Other	7,599
Total expenses	241,626
Less expense reductions	(98,579)
Net expenses	143,047
Net investment income	1,176,216
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	158,232
Affiliated investments	(26)
158,206
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	880,951
Affiliated investments	(7)
880,944
Net realized and unrealized gain	1,039,150
Increase in net assets from operations	$2,215,366
17	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-25 (unaudited)	Year ended 5-31-25
Increase (decrease) in net assets
From operations
Net investment income	$1,176,216	$1,550,385
Net realized gain (loss)	158,206	(43,083)
Change in net unrealized appreciation (depreciation)	880,944	321,510
Increase in net assets resulting from operations	2,215,366	1,828,812
Distributions to shareholders
From earnings
Class A	(37,722)	(14,903)
Class C	(1,926)	(3,469)
Class I	(736,267)	(933,159)
Class R6	(357,894)	(977,840)
Total distributions	(1,133,809)	(1,929,371)
From fund share transactions	39,050,399	20,549,591
Total increase	40,131,956	20,449,032
Net assets
Beginning of period	53,794,541	33,345,509
End of period	$93,926,497	$53,794,541
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	18

Financial highlights
CLASS A SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23[2]
Per share operating performance
Net asset value, beginning of period	$10.03	$10.02	$9.85	$10.00
Net investment income[3]	0.18	0.36	0.35	0.28
Net realized and unrealized gain (loss) on investments	0.19	0.12	0.25	(0.12)
Total from investment operations	0.37	0.48	0.60	0.16
Less distributions
From net investment income	(0.17)	(0.36)	(0.34)	(0.31)
From net realized gain	—	(0.11)	(0.09)	—
Total distributions	(0.17)	(0.47)	(0.43)	(0.31)
Net asset value, end of period	$10.23	$10.03	$10.02	$9.85
Total return (%)[4,5]	3.76[6]	4.79	6.16	1.68[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[8]	1.16	1.39	2.15[8]
Expenses including reductions	0.62[8]	0.61	0.60	0.61[8]
Net investment income	3.47[8]	3.58	3.54	2.87[8]
Portfolio turnover (%)	20	56	255	248

[1]	Six months ended 11-30-25. Unaudited.
[2]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
19	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23[2]
Per share operating performance
Net asset value, beginning of period	$10.03	$10.01	$9.85	$10.00
Net investment income[3]	0.14	0.29	0.28	0.19
Net realized and unrealized gain (loss) on investments	0.19	0.12	0.23	(0.10)
Total from investment operations	0.33	0.41	0.51	0.09
Less distributions
From net investment income	(0.14)	(0.28)	(0.26)	(0.24)
From net realized gain	—	(0.11)	(0.09)	—
Total distributions	(0.14)	(0.39)	(0.35)	(0.24)
Net asset value, end of period	$10.22	$10.03	$10.01	$9.85
Total return (%)[4,5]	3.27[6]	4.12	5.27	0.94[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78[8]	1.91	2.14	2.90[8]
Expenses including reductions	1.37[8]	1.36	1.35	1.36[8]
Net investment income	2.79[8]	2.84	2.76	1.97[8]
Portfolio turnover (%)	20	56	255	248

[1]	Six months ended 11-30-25. Unaudited.
[2]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	20

CLASS I SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23[2]
Per share operating performance
Net asset value, beginning of period	$10.04	$10.02	$9.85	$10.00
Net investment income[3]	0.19	0.38	0.36	0.29
Net realized and unrealized gain (loss) on investments	0.18	0.12	0.25	(0.11)
Total from investment operations	0.37	0.50	0.61	0.18
Less distributions
From net investment income	(0.18)	(0.37)	(0.35)	(0.33)
From net realized gain	—	(0.11)	(0.09)	—
Total distributions	(0.18)	(0.48)	(0.44)	(0.33)
Net asset value, end of period	$10.23	$10.04	$10.02	$9.85
Total return (%)[4]	3.73[5]	5.05	6.32	1.83[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$70	$33	$13	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[7]	0.91	1.14	1.90[7]
Expenses including reductions	0.47[7]	0.47	0.45	0.46[7]
Net investment income	3.70[7]	3.73	3.70	2.97[7]
Portfolio turnover (%)	20	56	255	248

[1]	Six months ended 11-30-25. Unaudited.
[2]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
21	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-25[1]	5-31-25	5-31-24	5-31-23[2]
Per share operating performance
Net asset value, beginning of period	$10.04	$10.02	$9.85	$10.00
Net investment income[3]	0.19	0.38	0.37	0.29
Net realized and unrealized gain (loss) on investments	0.19	0.13	0.24	(0.11)
Total from investment operations	0.38	0.51	0.61	0.18
Less distributions
From net investment income	(0.19)	(0.38)	(0.35)	(0.33)
From net realized gain	—	(0.11)	(0.09)	—
Total distributions	(0.19)	(0.49)	(0.44)	(0.33)
Net asset value, end of period	$10.23	$10.04	$10.02	$9.85
Total return (%)[4]	3.77[5]	5.11	6.33	1.84[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$20	$20	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[6]	0.85	1.13	1.88[6]
Expenses including reductions	0.39[6]	0.41	0.44	0.44[6]
Net investment income	3.80[6]	3.79	3.67	2.99[6]
Portfolio turnover (%)	20	56	255	248

[1]	Six months ended 11-30-25. Unaudited.
[2]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	22

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Short Duration Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
23	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$82,525,907	—	$82,525,907	—
Corporate bonds	119,979	—	119,979	—
Short-term investments	4,952,429	$4,952,429	—	—
Total investments in securities	$87,598,315	$4,952,429	$82,645,886	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	24

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2025 were $174.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
25	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.370% of the ﬁrst $100 million of the fund’s average daily net assets, (b) 0.340% of the next $400 million of the fund’s average daily net assets, (c) 0.300% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.38% of the fund’s average daily net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This arrangement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2025, the cap was 0.39% of the fund’s average daily net assets.
For the six months ended November 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3,374
Class C	220
Class I	63,470
Class	Expense reduction
Class R6	$30,316
Total	$97,380

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2025, were equivalent to a net annual effective rate of 0.06% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	26

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $1,126 and $73 for Class A and Class C shares, respectively, for the six months ended November 30, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $23,032 for the six months ended November 30, 2025. Of this amount, $792 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $22,240 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2025, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,815	$901
Class C	725	59
Class I	—	16,677
Class R6	—	560
27	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

Class	Distribution and service fees	Transfer agent fees
Total	$3,540	$18,197
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2025 and for the year ended May 31, 2025 were as follows:
	Six Months Ended 11-30-25		Year Ended 5-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	787,406	$8,047,241	57,294	$583,203
Distributions reinvested	3,698	37,722	1,418	14,365
Repurchased	(151,645)	(1,552,532)	(45,099)	(461,833)
Net increase	639,459	$6,532,431	13,613	$135,735
Class C shares
Sold	36,580	$374,000	—	—
Distributions reinvested	122	1,242	150	$1,521
Net increase	36,702	$375,242	150	$1,521
Class I shares
Sold	4,373,683	$44,689,798	2,450,703	$24,799,266
Distributions reinvested	72,291	736,232	92,175	932,946
Repurchased	(857,751)	(8,772,041)	(535,202)	(5,415,723)
Net increase	3,588,223	$36,653,989	2,007,676	$20,316,489
Class R6 shares
Sold	—	—	8,199	$83,464
Distributions reinvested	600	$6,109	1,222	12,382
Repurchased	(440,865)	(4,517,372)	—	—
Net increase (decrease)	(440,265)	$(4,511,263)	9,421	$95,846
Total net increase	3,824,119	$39,050,399	2,030,860	$20,549,591
Affiliates of the fund owned 11% and 100% of shares of Class C and Class R6, respectively, on November 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $40,938,737 and $12,799,909, respectively, for the six months ended November 30, 2025.
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	28

Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	495,089	$195	$27,561,484	$(22,609,217)	$(26)	$(7)	$28,656	—	$4,952,429
Note 8—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
29	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal:  To elect five Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	154,975,754	4,742,533
Christine L. Hurtsellers	157,984,399	1,733,889
Kenneth J. Phelan	155,037,053	4,681,234
Thomas R. Wright	155,075,447	4,642,840

Non-Independent Trustee
Kristie M. Feinberg	157,805,143	1,913,144
| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	30

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Short Duration Municipal Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the meeting held on May 27–29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23–26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
31	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	32

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-year period ended December 31, 2024 and for the period since the fund’s inception on June 30, 2022 through December 31, 2024.The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to its benchmark index and peer group median for the one-year period and for the period since the fund’s inception on June 30, 2022 through December 31, 2024. The Board also noted the fund’s limited performance history. The Board concluded that the fund’s performance has generally been in line with or outperformed the benchmark index and the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and net total expenses for the fund are equal to the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the
33	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |

fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receive Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the fund and the risks that it will assume as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	34

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the proposed advisory fee structure for the fund and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the potential effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
35	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund, as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes.  The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Subadvisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the fund’s benchmark index and the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above,  the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	36

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5026022	489SA 11/25
1/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	January 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	January 14, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	January 14, 2026